Document and Entity Information	12 Months Ended
Dec. 31, 2012
Entity Information [Line Items]
Entity Registrant Name	AMERICAN REALTY CAPITAL PROPERTIES, INC.
Entity Central Index Key	0001507385
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Document Type	8-K/A
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Real estate investments, at cost:
Land	$ 215,196	$ 7,135
Buildings, fixtures and improvements	1,130,796	54,585
Acquired intangible lease assets	183,819	10,733
Total real estate investments, at cost	1,529,811	72,453
Less: accumulated depreciation and amortization	(31,877)	(499)
Total real estate investments, net	1,497,934	71,954
Cash and cash equivalents	154,125	16,183
Investment securities, at fair value	41,654	0
Restricted cash	1,108	0
Prepaid expenses and other assets	4,197	252
Receivable for issuance of common stock	0	969
Deferred costs, net	10,365	639
Total assets	1,709,383	89,997
LIABILITIES AND EQUITY
Mortgage notes payable	229,360	5,060
Derivatives, at fair value	3,830	98
Accounts payable and accrued expenses	5,677	716
Deferred rent	3,573	163
Distributions payable	9,946	504
Total liabilities	252,386	6,541
Preferred stock, $0.01 par value per share, 50,000,000 shares authorized, none issued and outstanding	0	0
Common stock, $0.01 par value per share, 300,000,000 shares authorized, 175,350,883 and 10,356,402 shares issued and outstanding at September 30, 2012 and December 31, 2011, respectively	1,769	104
Additional paid-in capital	1,552,263	86,643
Accumulated other comprehensive loss	(3,923)	(98)
Accumulated deficit	(100,367)	(3,193)
Total stockholders' equity	1,449,742	83,456
Non-controlling interest	7,255	0
Total equity	1,456,997	83,456
Total liabilities and equity	$ 1,709,383	$ 89,997

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	50,000,000	50,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	300,000,000	300,000,000
Common Stock, shares issued	176,852,072	10,356,402
Common Stock, shares outstanding	176,852,072	10,356,402

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011
Revenues:
Rental income	$ 0	$ 48,457	$ 740
Operating expense reimbursement	0	1,514	55
Total revenues	0	49,971	795
Operating expenses:
Property operating	0	2,386	67
Operating fees to affiliate	0	212	0
Acquisition and transaction related	0	38,773	2,023
General and administrative	0	2,831	295
Depreciation and amortization	0	31,378	499
Total operating expenses	0	75,580	2,884
Operating loss	0	(25,609)	(2,089)
Other income (expenses):
Interest expense	0	(7,500)	(36)
Investment Income, Net	0	534	0
Other income, net	0	424	1
Total other expenses	0	(6,542)	(35)
Net loss	0	(32,151)	(2,124)
Net loss attributable to non-controlling interest	0	30	0
Net loss attributable to stockholders	0	(32,121)	(2,124)
Other comprehensive loss:
Designated derivatives, fair value adjustment	0	(3,732)	(98)
Unrealized gain on investment securities, net	0	(93)	0
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	0	(3,825)	(98)
Comprehensive loss	$ 0	$ (35,946)	$ (2,222)
Basic and diluted weighted average common shares outstanding	20,000	98,277,041	1,763,190
Basic and diluted net loss per share attributable to stockholders		$ (0.33)	$ (1.2)

CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Loss	Accumulated Deficit	Parent [Member]	Non-controlling Interest [Member]
Beginning Balance at Oct. 14, 2010	$ 0	$ 0	$ 0		$ 0		$ 0
Beginning balance (in shares) at Oct. 14, 2010
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (in shares)		20,000
Issuance of common stock	200	0	200			200	0
Net loss	0
Ending Balance at Dec. 31, 2010	200		200			200	0
Ending balance (in shares) at Dec. 31, 2010		20,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (in shares)		10,298,053
Issuance of common stock	102,196	104	102,092			102,196	0
Common stock offering costs, commissions and dealer manager fees	15,940		(15,940)			(15,940)	0
Common stock issued through distribution reinvestment plan (in shares)	0	28,599
Common stock issued through distribution reinvestment plan	271		271			271	0
Distributions declared	1,069				(1,069)	(1,069)	0
Common stock repurchases	(25)		(25)			(25)	0
Adjustments to Additional Paid in Capital, Other	2		2			2	0
Share based compensation, net of forfeitures (in shares)		9,750
Share based compensation, net of forfeitures	43		43			43	0
Net loss	(2,124)				(2,124)	(2,124)
Other comprehensive loss	(98)			(98)		(98)	0
Ending Balance at Dec. 31, 2011	83,456	104	86,643	(98)	(3,193)	83,456	0
Ending balance (in shares) at Dec. 31, 2011	10,356,402	10,356,402
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (in shares)		163,851,640
Issuance of common stock	1,622,872	1,639	1,621,233			1,622,872	0
Common stock offering costs, commissions and dealer manager fees	(180,551)		(180,551)			(180,551)	0
Common stock issued through distribution reinvestment plan (in shares)	2,800,000	2,819,422
Common stock issued through distribution reinvestment plan	26,784	28	26,756			26,784	0
Distributions declared	(65,053)				(65,053)	(65,053)	0
Common stock repurchases (in shares)		(191,031)
Common stock repurchases	(1,874)	(2)	(1,872)			(1,874)	0
Share based compensation, net of forfeitures (in shares)		15,639
Share based compensation, net of forfeitures	54		54			54	0
Contribution from non-controlling interest holder	7,375					0	7,375
Noncontrolling Interest, Decrease from Distributions to Noncontrolling Interest Holders	(90)						(90)
Net loss	(32,151)				(32,121)	(32,121)	(30)
Other comprehensive loss	(3,825)			(3,825)		(3,825)	0
Ending Balance at Dec. 31, 2012	$ 1,456,997	$ 1,769	$ 1,552,263	$ (3,923)	$ (100,367)	$ 1,449,742	$ 7,255
Ending balance (in shares) at Dec. 31, 2012	176,852,072	176,852,072

CONSOLIDATED STATEMENT OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended		27 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Net loss	$ (32,151)	$ (2,124)	$ 0
Adjustment to reconcile net loss to net cash used in operating activities:
Depreciation	25,524	414	0
Amortization of intangibles	5,854	85	0
Amortization of deferred financing costs	1,214	5	0
Share based compensation	54	43	0
Changes in assets and liabilities:
Prepaid expenses and other assets	(3,465)	(232)	0
Accounts payable and accrued expenses	5,102	469	0
Increase (Decrease) in Other Operating Liabilities	3,410	163	0
Net cash used in operating activities	5,542	(1,177)	0
Cash Flows from investing activities:
Investment in real estate and other assets	(1,457,358)	(72,453)	0
Deposits for real estate investments	500	0	0
Purchase of investment securities	(41,747)	0	0
Net cash used in investing activities	(1,499,605)	(72,453)	0
Cash flows from financing activities:
Proceeds from mortgage notes payable	224,300	5,060	0
Payments of financing costs	(10,940)	(644)	0
Repurchases of common stock	(1,534)	0	0
Proceeds from issuances of common stock	1,623,841	101,227	0
Payments of offering costs and fees related to stock issuances	(181,032)	(15,538)	0
Distributions paid	(28,827)	(294)	0
Advances from (Payments to) Affiliates, Net	20	0	0
Proceeds from affiliates, net	0	2	0
Contributions from non-controlling interest holder	7,375	0	0
Distributions To Non-controlling Interest Holders	(90)	0	0
Restricted cash	(1,108)	0	0
Net cash provided by financing activities	1,632,005	89,813	0
Net change in cash and cash equivalents	137,942	16,183	0
Cash and cash equivalents, beginning of period	16,183	0	0
Cash and cash equivalents, end of period	154,125	16,183	154,125
Supplemental Disclosures:
Cash paid for interest	5,570	32	0
Cash paid for income taxes	25	0	0
Non-Cash Investing and Financing Activities:
Common stock issued through distribution reinvestment plan	26,784	271	0
Reclassification of deferred offering costs	$ 0	$ 0	$ 402

Organization	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization
Organization

American Realty Capital Trust III, Inc. (the "Company"), was incorporated on October 15, 2010, as a Maryland corporation that qualified as a real estate investment trust ("REIT") for U.S. federal income tax purposes for the taxable year ended December 31, 2011. On March 31, 2011, the Company commenced its initial public offering (the "IPO") on a "reasonable best efforts" basis of up to 150.0 million shares of common stock, $0.01 par value per share at a price of $10.00 per share, subject to certain volume and other discounts, pursuant to a registration statement on Form S-11, as amended (File No. 333-170298) (the "Registration Statement"), filed with the U.S. Securities and Exchange Commission (the "SEC") under the Securities Act of 1933, as amended. The Registration Statement also covered up to 25.0 million shares available pursuant to a distribution reinvestment plan (the "DRIP") under which the Company's common stockholders were able to elect to have their distributions reinvested in additional shares of the Company's common stock at a price initially equal to $9.50 per share, which was 95% of the offering price in the primary offering. The Company sold 20,000 shares of common stock to American Realty Capital III Special Limited Partnership, LLC (the "Special Limited Partner"), an entity wholly owned by AR Capital, LLC (the "Sponsor"), on October 20, 2010, at $10.00 per share. In August 2011, the Company had raised proceeds sufficient to break escrow in connection with the IPO.

As of August 31, 2012, the Company had issued the entire 150.0 million shares of common stock registered in connection with its IPO, plus 1.0 million shares of common stock pursuant to the DRIP, and in accordance with the Registration Statement, reallocated the remaining 24.0 million shares of common stock initially registered for issuance pursuant to the DRIP to the primary offering. In addition, on August 30, 2012, the Company registered an additional 25.0 million shares to be used under the DRIP pursuant to a registration statement on Form S-3 (File No. 333-183649). On September 28, 2012, the Company announced the close of the IPO following the successful achievement of its target equity raise of $1.7 billion, including shares reallocated from registration for the DRIP. As of December 31, 2012, the Company had 176.9 million shares of common stock outstanding, including unvested restricted shares and shares issued pursuant to the DRIP and had received total proceeds from these issuances of $1.8 billion. As of December 31, 2012, the aggregate value of all issuances and subscriptions of common stock outstanding was $1.8 billion, based on a per share value of $10.00 (or $9.50 per share for shares issued under the DRIP).

The Company was formed to primarily acquire a diversified portfolio of commercial properties, comprised primarily of freestanding single-tenant properties that are net leased to investment grade and other creditworthy tenants. All such properties may be acquired and operated by the Company alone or jointly with another party. The Company may also originate or acquire first mortgage loans secured by real estate. American Realty Capital Advisors III, LLC (the "Advisor"), is the Company's affiliated advisor. The Company purchased its first property and commenced real estate operations in September 2011. As of December 31, 2012, the Company owned 507 properties with an aggregate purchase price of $1.5 billion, comprised of 13.0 million rentable square feet which were 100% leased.

Substantially all of the Company's business is conducted through American Realty Capital Operating Partnership III, L.P. (the "OP"), a Delaware limited partnership. The Company is the sole general partner of the OP and the Advisor holds 202 units of limited partner interests in the OP ("OP Units") (a non-controlling interest), which represent a nominal percentage of the aggregate equity interest. During the year ended December 31, 2012, the Company, the OP and unaffiliated third party investors entered into contribution agreements pursuant to which the OP issued, in the aggregate, 773,656 OP units in exchange for $7.4 million of aggregate cash contributions by the unaffiliated third party investors to the OP. As of December 31, 2012, the unaffiliated third party investors hold 773,656 OP Units (non-controlling interest), which also represent a nominal percentage of the aggregate equity interest in the OP. After holding the OP Units for a period of one year, or upon the liquidation of the OP or sale of substantially all of the assets of the OP, holders of the OP Units have the right to convert OP units for the cash value of a corresponding number of shares of common stock or, at the option of the OP, a corresponding number of shares of the Company's common stock, as allowed by the limited partnership agreement of the OP. The remaining rights of the limited partner interest are limited, however, and do not include the ability to replace the general partner or to approve the sale, purchase or refinancing of the OP's assets.

The Company has retained the Advisor to manage its affairs on a day-to-day basis. The Company has retained American Realty Capital Properties III, LLC (the "Property Manager"), an entity wholly owned by the Special Limited Partner, to serve as the Company's property manager. Realty Capital Securities, LLC (the "Dealer Manager"), an affiliate of the Sponsor, served as the dealer manager of the Company's IPO. The Advisor, Property Manager and Dealer Manager are related parties and have received and/or will receive, as applicable, compensation and fees for services related to the IPO and for the investment and management of the Company's assets. Such entities receive fees during the offering, acquisition, operational and liquidation stages of the Company.

Merger Agreement	12 Months Ended
Dec. 31, 2012
Merger Agreement [Abstract]
Mergers, Acquisitions and Dispositions Disclosures [Text Block]
Merger Agreement

On December 14, 2012, the Company entered into an Agreement and Plan of Merger (the "Merger Agreement") with American Realty Capital Properties, Inc., a Maryland corporation ("ARCP"), and certain subsidiaries of each company. The Merger Agreement provided for the merger of the Company with and into a subsidiary of ARCP (the "Merger"). The Merger was completed on February 28, 2013.

Pursuant to the terms and subject to the conditions set forth in the Merger Agreement, each outstanding share of common stock of the Company was converted into the right to receive (i) 0.95 of a share of ARCP common stock or (ii) $12.00 in cash, but in no event was the aggregate consideration paid in cash, be paid on more than 30% of the shares of the Company's common stock issued and outstanding as of immediately prior to the closing of the Merger ("Merger Consideration"). In addition, each outstanding unit of equity ownership of the OP was converted into the right to receive 0.95 of the same class of unit of equity ownership in ARC Properties Operating Partnership, L.P. ("ARCP OP"). Upon closing of the Merger on February 28, 2013, 29.2 million shares, or 16.5% of the then outstanding shares of the Company's common stock, elected to be paid in cash at $12.00 per share. In addition, 148.2 million shares of the Company's common stock converted to ARCP shares of common stock at the exchange ratio of 0.95 of a share.

On February 28, 2013, ARCP OP entered into a Contribution and Exchange Agreement (the "Contribution and Exchange Agreement") with the OP and the Special Limited Partner of the OP. The Special Limited Partner was entitled to receive certain distributions from the OP, including the subordinated distribution of net sales proceeds resulting from an "investment liquidity event" (as defined in the agreement of limited partnership of the OP). The Merger constituted an "investment liquidity event," as a result of which the Special Limited Partner, in connection with management's successful attainment of the 6% performance hurdle and the return to the Company's stockholders of $557.3 million in addition to their initial investment, was entitled to receive a subordinated distribution of net sales proceeds from the OP. Pursuant to the Contribution and Exchange Agreement, the Special Limited Partner contributed its interest in the OP, inclusive of the subordinated distribution proceeds received together with $0.8 million in cash, to the OP in exchange for 7.6 million OP Units. Upon consummation of the Merger these OP Units were immediately converted to 7.3 million units of equity ownership of ARCP OP ("ARCP OP Units") after application of the exchange ratio. In conjunction with the Merger Agreement, the Special Limited Partner agreed to a minimum one-year holding period for these OP units before converting them to shares of ARCP common stock.

Upon consummation of the Merger, the vesting of certain shares of Company restricted stock was accelerated.

Credit Facility

On February 14, 2013, the Company entered into an $875.0 million unsecured credit facility with Wells Fargo Bank, National Association acting as administrative agent (the "Credit Facility"), which ARCP will assume as of the consummation of the Merger. Capital One, N.A. and JP Morgan Chase Bank, N.A. will participate as documentation agents and RBS Citizens, N.A. and Regions Bank will act as syndication agents for the Credit Facility. The Credit Facility provides financing to the Company which can be increased, subject to certain conditions and through an additional commitment, to up to $1.0 billion.

The $875.0 million Credit Facility includes a $525.0 million term loan facility and a $350.0 million revolving credit facility. Loans under the Credit Facility will be priced at their applicable rate plus 160 to 220 basis points, based upon the Company's current leverage. To the extent that the Company or, upon the consummation of the Merger, ARCP receives an investment grade credit rating from a major credit rating agency, borrowings under the facility will be priced at the applicable rate plus 115 to 200 basis points, accordingly, based upon the Company's or ARCP's, as applicable, then current leverage. The Company or ARCP will have the ability to make fixed rate borrowings under this facility as well.

Accounting Treatment of the Merger

The Company and ARCP are considered to be entities under common control. Both entities' advisors are wholly owned subsidiaries of the Sponsor. The Sponsor and its related parties have significant ownership interests in the Company and ARCP through the ownership of shares of common stock and other equity interests. In addition, the advisors of both entities are contractually eligible to charge significant fees for their services to both of the companies, including asset management fees, incentive fees and other fees. Due to the significance of these fees, the advisors and ultimately the Sponsor was determined to have a significant economic interest in both companies in addition to having the power to direct the activities of the companies through the advisory/management agreements, which qualified them as affiliated companies under common control in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The acquisition of an entity under common control is accounted for on the carryover basis of accounting whereby the assets and liabilities of the companies are recorded upon the merger on the same basis as they were carried by the companies on the merger date.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
 Summary of Significant Accounting Policies

Basis of Accounting and Presentation

The accompanying consolidated financial statements of the Company are prepared on the accrual basis of accounting in accordance with GAAP.

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its subsidiaries. All inter-company accounts and transactions have been eliminated in consolidation. In determining whether the Company has a controlling financial interest in a joint venture and the requirement to consolidate the accounts of that entity, management considered factors such as ownership interest, authority to make decisions and contractual and substantive participating rights of the other partners or members as well as whether the entity is a variable interest entity for which the Company is the primary beneficiary.

Reclassification

Certain reclassifications have been made to the prior period consolidated financial statements to conform to the current year presentation.

Development Stage Company

On August 10, 2011, the Company raised proceeds sufficient to break escrow in connection with its IPO. The Company received and accepted aggregate subscriptions in excess of the minimum $2.0 million and issued shares of common stock to its initial investors who were admitted as stockholders. The Company purchased its first property and commenced active operations on September 27, 2011, and as of such date was no longer considered to be a development stage company.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Management makes significant estimates regarding revenue recognition, purchase price allocations to record investments in real estate, real estate taxes and derivative financial instruments and hedging activities, as applicable.

Real Estate Investments

Investments in real estate are recorded at cost. Improvements and replacements are capitalized when they extend the useful life of the asset. Costs of repairs and maintenance are expensed as incurred. Depreciation is computed using the straight-line method over the estimated useful lives of up to 40 years for buildings, 15 years for land improvements, five years for fixtures and the shorter of the useful life or the remaining lease term for tenant improvements and leasehold interests.

The Company is required to make subjective assessments as to the useful lives of the Company's properties for purposes of determining the amount of depreciation to record on an annual basis with respect to the Company's investments in real estate. These assessments have a direct impact on net income because if the Company were to shorten the expected useful lives of the Company's investments in real estate, the Company would depreciate these investments over fewer years, resulting in more depreciation expense and lower net income on an annual basis.

The Company is required to present the operations related to properties that have been sold or properties that are intended to be sold as discontinued operations in the statement of operations for all periods presented. Properties that are intended to be sold are to be designated as "held for sale" on the balance sheet.

Impairment of Long Lived Assets

When circumstances indicate the carrying value of a property may not be recoverable, the Company reviews the asset for impairment. This review is based on an estimate of the future undiscounted cash flows, excluding interest charges, expected to result from the property's use and eventual disposition. These estimates consider factors such as expected future operating income, market and other applicable trends and residual value, as well as the effects of leasing demand, competition and other factors. If impairment exists, due to the inability to recover the carrying value of a property, an impairment loss is recorded to the extent that the carrying value exceeds the estimated fair value of the property for properties to be held and used. For properties held for sale, the impairment loss is the adjustment to fair value less estimated cost to dispose of the asset. These assessments have a direct impact on net income because recording an impairment loss results in an immediate negative adjustment to net income.

Purchase Price Allocation

The Company allocates the purchase price of acquired properties to tangible and identifiable intangible assets acquired based on their respective fair values. Tangible assets include land, land improvements, buildings, fixtures and tenant improvements on an as-if vacant basis. The Company utilizes various estimates, processes and information to determine the as-if vacant property value. Estimates of value are made using customary methods, including data from appraisals, comparable sales, discounted cash flow analysis and other methods. Amounts allocated to land, land improvements, buildings and fixtures are based on cost segregation studies performed by independent third parties or on the Company's analysis of comparable properties in the Company's portfolio. Identifiable intangible assets and liabilities, as applicable, include amounts allocated to acquire leases for above- and below-market lease rates, the value of in-place leases, and the value of customer relationships, as applicable.

The aggregate value of intangible assets and liabilities, as applicable, related to in-place leases is primarily the difference between the property valued with existing in-place leases adjusted to market rental rates and the property valued as if vacant. Factors considered in the analysis of the in-place lease intangibles include an estimate of carrying costs during the expected lease-up period for each property, taking into account current market conditions and costs to execute similar leases. In estimating carrying costs, the Company includes real estate taxes, insurance and other operating expenses and estimates of lost rentals at market rates during the expected lease-up period, which typically ranges from six to 12 months. Estimates of costs to execute similar leases including leasing commissions, legal and other related expenses are also utilized.

Above-market and below-market in-place lease values for owned properties are recorded based on the present value (using an interest rate which reflects the risks associated with the leases acquired) of the difference between the contractual amounts to be paid pursuant to the in-place leases and management's estimate of fair market lease rates for the corresponding in-place leases, measured over a period equal to the remaining non-cancelable term of the lease. The capitalized above-market lease intangibles are amortized as a decrease to rental income over the remaining term of the lease. The capitalized below-market lease values are amortized as an increase to rental income over the remaining term and any fixed rate renewal periods provided within the respective leases. In determining the amortization period for below-market lease intangibles, the Company initially will consider, and periodically evaluate on a quarterly basis, the likelihood that a lessee will execute the renewal option. The likelihood that a lessee will execute the renewal option is determined by taking into consideration the tenant's payment history, the financial condition of the tenant, business conditions in the industry in which the tenant operates and economic conditions in the area in which the property is located.

The aggregate value of intangibles assets related to customer relationships, as applicable, is measured based on the Company's evaluation of the specific characteristics of each tenant's lease and the Company's overall relationship with the tenant. Characteristics considered in determining these values include the nature and extent of its existing business relationships with the tenant, growth prospects for developing new business with the tenant, the tenant's credit quality and expectations of lease renewals, among other factors.

The value of in-place leases is amortized to expense over the initial term of the respective leases, which range primarily from 6 to 25 years. The value of customer relationship intangibles is amortized to expense over the initial term and any renewal periods in the respective leases, but in no event does the amortization period for intangible assets exceed the remaining depreciable life of the building. If a tenant terminates its lease, the unamortized portion of the in-place lease value and customer relationship intangibles is charged to expense.

In making estimates of fair values for purposes of allocating purchase price, the Company utilized a number of sources, including independent appraisals that may be obtained in connection with the acquisition or financing of the respective property and other market data. The Company also considered information obtained about each property as a result of the Company's pre-acquisition due diligence, as well as subsequent marketing and leasing activities, in estimating the fair value of the tangible and intangible assets acquired and intangible liabilities assumed.

Intangible assets and acquired lease liabilities, as applicable, consisted of following:

	December 31,
(In thousands)	2012	2011
Intangible assets:
In-place leases, net of accumulated amortization of $5,939 and $85 at December 31, 2012 and 2011, respectively	$177,880	$10,648

The following table provides the weighted-average amortization and accretion periods as of December 31, 2012, for intangible assets and liabilities, as applicable, and the projected amortization expense for the next five years:

(Dollar amounts in thousands)	Weighted- Average Amortization Period	2013	2014	2015	2016	2017
In-place leases	12.6 years	$15,577	$15,615	$15,519	$15,519	$15,518

Cash and Cash Equivalents

Cash and cash equivalents include cash in bank accounts as well as investments in highly-liquid money market funds with original maturities of three months or less.

The Company deposits cash with high quality financial institutions. These deposits are guaranteed by the Federal Deposit Insurance Company ("FDIC") up to an insurance limit. At December 31, 2012, the Company had deposits of $154.1 million of which $152.3 million were in excess of the amount insured by the FDIC. Although the Company bears risk to amounts in excess of those insured by the FDIC, it does not anticipate any losses as a result.

Restricted Cash

Restricted cash primarily consists of reserves related to lease expirations as well as maintenance, structural, and debt service reserves.

Deferred Costs, Net

Deferred costs, net, consists of deferred financing costs and deferred leasing costs. Deferred financing costs represent commitment fees, legal fees, and other costs associated with obtaining commitments for financing. These costs are amortized over the terms of the respective financing agreements using the effective interest method. Unamortized deferred financing costs are expensed when the associated debt is refinanced or repaid before maturity.  Costs incurred in seeking financial transactions that do not close are expensed in the period in which it is determined that the financing will not close.

Deferred leasing costs, consisting primarily of lease commissions and payments made to assume existing leases, are deferred and amortized over the term of the lease.

Share Repurchase Program

The Company’s board of directors adopted a Share Repurchase Program (“SRP”) that enabled stockholders to sell their shares to the Company in limited circumstances. The SRP permitted investors to sell their shares back to the Company after they had held them for at least one year, subject to the significant conditions and limitations described below.

Prior to the time that the Company’s shares were listed on a national securities exchange and until the Company established an estimated value for the shares, the purchase price per share was dependent on the length of time investors held such shares as follows: after one year from the purchase date — the lower of $9.25 or 92.5% of the amount they actually paid for each share; after two years from the purchase date —the lower of $9.50 or 95.0% of the amount they actually paid for each share; after three years from the purchase date — the lower of $9.75 or 97.5% of the amount they actually paid for each share; and after four years from the purchase date — the lower of $10.00 or 100% of the amount they actually paid for each share (in each case, as adjusted for any stock distributions, combinations, splits and recapitalizations). The Company expected to begin establishing an estimated value for its shares based on the value of its real estate and real estate-related investments beginning 18 months after the close of the IPO. Beginning 18 months after the completion of the IPO (excluding shares of common stock issued under the DRIP), the Board of Directors would determine the value of the properties and the other assets based on such information as the Board determined appropriate, which was expected to include independent valuations of properties or of the Company as a whole, prepared by third-party service providers.

The Company was only authorized to repurchase shares pursuant to the SRP up to the value of shares issued under the DRIP and limit the amount spent to repurchase shares in a given quarter to the value of the shares issued under the DRIP in that same quarter. In addition, the board of directors may reject a request for redemption, at any time. Due to these limitations, the Company could not guarantee that it would have been able to accommodate all repurchase requests. Repurchases under the SRP by the Company were limited in any calendar year to 5% of the weighted average number of shares outstanding during the prior year (or 1.25% per calendar quarter).

When a stockholder requested repurchases and the repurchases were approved by the Company's board of directors, it reclassified such obligation from equity to a liability based on the settlement value of the obligation. The following table reflects the number of shares repurchased for the years ended December 31, 2012 and 2011. There were no repurchases requested or fulfilled during the period from October 15, 2010 (date of inception) to December 31, 2010.

	Number of Requests	Number of Shares	Average Price per Share
Year ended December 31, 2011	1	2,500	$10.00
Year ended December 31, 2012	73	188,531	9.93
Cumulative repurchase requests as of December 31, 2012 (1)	74	191,031	$9.93
_____________________________

(1)	Includes unfulfilled repurchase requests for 37,032 shares at a average price per share of $9.86, which were approved for repurchase as of December 31, 2012.

Distribution Reinvestment Plan

Pursuant to the DRIP, stockholders may elect to reinvest distributions by purchasing shares of common stock in lieu of receiving cash.  No dealer manager fees or selling commissions are paid with respect to shares purchased pursuant to the DRIP.  Participants purchasing shares pursuant to the DRIP had the same rights and were treated in the same manner as if such shares were issued pursuant to the IPO. The board of directors may designate that certain cash or other distributions be excluded from the DRIP.  The Company had the right to amend any aspect of the DRIP or terminate the DRIP with ten days' notice to participants.  Shares issued under the DRIP are recorded within stockholders' equity in the accompanying consolidated balance sheets in the periods distributions are declared. During the years ended December 31, 2012 and 2011, the Company issued 2.8 million and 28,599 shares of common stock, respectively, with a value of $26.8 million and $0.3 million, respectively, in each case with a par value per share of $0.01, pursuant to the DRIP.

Derivative Instruments

The Company may use derivative financial instruments to hedge all or a portion of the interest rate risk associated with its borrowings. Certain of the techniques used to hedge exposure to interest rate fluctuations may also be used to protect against declines in the market value of assets that result from general trends in debt markets. The principal objective of such agreements is to minimize the risks and/or costs associated with the Company's operating and financial structure as well as to hedge specific anticipated transactions.

The Company recorded all derivatives on the consolidated balance sheets at fair value.  The accounting for changes in the fair value of derivatives depends on the intended use of the derivative, whether the Company has elected to designate a derivative in a hedging relationship and apply hedge accounting and whether the hedging relationship has satisfied the criteria necessary to apply hedge accounting. Derivatives designated and qualifying as a hedge of the exposure to changes in the fair value of an asset, liability, or firm commitment attributable to a particular risk, such as interest rate risk, are considered fair value hedges. Derivatives designated and qualifying as a hedge of the exposure to variability in expected future cash flows, or other types of forecasted transactions, are considered cash flow hedges. Derivatives may also be designated as hedges of the foreign currency exposure of a net investment in a foreign operation. Hedge accounting generally provides for the matching of the timing of gain or loss recognition on the hedging instrument with the recognition of the changes in the fair value of the hedged asset or liability that are attributable to the hedged risk in a fair value hedge or the earnings effect of the hedged forecasted transactions in a cash flow hedge.  The Company may enter into derivative contracts that are intended to economically hedge certain of its risk, even though hedge accounting does not apply or the Company elects not to apply hedge accounting.

The accounting for subsequent changes in the fair value of these derivatives depends on whether each has been designed and qualifies for hedge accounting treatment. If the Company elected not to apply hedge accounting treatment, any changes in the fair value of these derivative instruments is recognized immediately in gains (losses) on derivative instruments in the consolidated statements of operations. If the derivative is designated and qualifies for hedge accounting treatment the change in the estimated fair value of the derivative is recorded in other comprehensive income (loss) to the extent that it is effective. Any ineffective portion of a derivative's change in fair value will be immediately recognized in earnings.

Revenue Recognition

The Company's revenues, which are derived primarily from rental income, include rents that each tenant pays in accordance with the terms of each lease reported on a straight-line basis over the initial term of the lease. Since many of the Company's leases provide for rental increases at specified intervals, straight-line basis accounting requires the Company to record a receivable, and include in revenues, unbilled rent receivables that the Company will only receive if the tenant makes all rent payments required through the expiration of the initial term of the lease. The Company defers the revenue related to lease payments received from tenants in advance of their due dates. When the Company acquires a property, the term of existing leases is considered to commence as of the acquisition date for the purposes of this calculation.

The Company continually reviews receivables related to rent and unbilled rent receivables and determine collectability by taking into consideration the tenant's payment history, the financial condition of the tenant, business conditions in the industry in which the tenant operates and economic conditions in the area in which the property is located. In the event that the collectability of a receivable is in doubt, the Company records an increase in the Company's allowance for uncollectible accounts or record a direct write-off of the receivable in the Company's consolidated statement of operations.

Cost recoveries from tenants are included in operating expense reimbursement in the period the related costs are incurred, as applicable.

Offering and Related Costs

Offering and related costs include all expenses incurred in connection with the Company's IPO. Offering costs (other than selling commissions and the dealer manager fee) include costs that may be paid by the Advisor, the Dealer Manager or their affiliates on behalf of the Company. These costs include but are not limited to (i) legal, accounting, printing, mailing, and filing fees; (ii) escrow related fees; (iii) reimbursement of the Dealer Manager for amounts it may pay to reimburse the bona fide diligence expenses of broker-dealers; and (iv) reimbursement to the Advisor for the salaries of its employees and other costs in connection with preparing supplemental sales materials and related offering activities.  The Company is obligated to reimburse the Advisor or its affiliates, as applicable, for organization and offering costs paid by them on behalf of the Company, provided that the Advisor is obligated to reimburse the Company to the extent organization and offering costs (excluding selling commissions and the dealer manager fee) incurred by the Company in the IPO exceed 1.5% of gross offering proceeds. As a result, these costs were only a liability of the Company to the extent selling commissions, the dealer manager fees and other organization and offering costs did not exceed 11.5% of the gross proceeds determined at the end of the IPO (See Note 12 — Related Party Transactions and Arrangements).

Share-Based Compensation

The Company had a stock-based incentive award plan for its directors, which is accounted for under the guidance for share based payments. The expense for such awards is included in general and administrative expenses and is recognized over the vesting period or when the requirements for exercise of the award have been met (See Note 14 — Share-Based Compensation).

Income Taxes

The Company elected to be taxed as a REIT under Sections 856 through 860 of the Internal Revenue Code commencing with the tax year ended December 31, 2011. If the Company qualifies for taxation as a REIT, it generally will not be subject to federal corporate income tax to the extent it distributes its REIT taxable income to its stockholders, and so long as it distributes at least 90% of its REIT taxable income. REITs are subject to a number of other organizational and operational requirements. Even if the Company qualifies for taxation as a REIT, it may be subject to certain state and local taxes on its income and property, and federal income and excise taxes on its undistributed income.

Per Share Data

Income (loss) per basic share of common stock is calculated by dividing net income (loss) by the weighted-average number of shares of common stock issued and outstanding during such period. Diluted income (loss) per share of common stock considers the effect of potentially dilutive instruments outstanding during such period.

Reportable Segments

The Company determined that it has one reportable segment, with activities related to investing in real estate. The Company's investments in real estate generate rental revenue and other income through the leasing of properties, which comprise 100% of total consolidated revenues. Management evaluates the operating performance of the Company's investments in real estate on an individual property level.

Recent Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board (the "FASB") issued guidance that expands the existing disclosure requirements for fair value measurements, primarily for Level 3 measurements, which are measurements based on unobservable inputs such as the Company's own data. This guidance was largely consistent with current fair value measurement principles with few exceptions that did not result in a change in general practice. The guidance was applied prospectively and was effective for interim and annual reporting periods beginning after December 15, 2011. The adoption of this guidance did not have a material impact on the Company's financial position or results of operations as the guidance relates only to disclosure requirements.

In June 2011, the FASB issued guidance requiring entities to present items of net income and other comprehensive income either in one continuous statement - referred to as the statement of comprehensive income - or in two separate, but consecutive, statements of net income and other comprehensive income. The new guidance did not change which components of comprehensive income are recognized in net income or other comprehensive income, or when an item of other comprehensive income must be reclassified to net income. In December 2011, the FASB deferred certain provisions of this guidance related to the presentation of certain reclassification adjustments out of accumulated other comprehensive income, by component, in both the statement and the statement where the reclassification is presented. This guidance was applied prospectively and was effective for interim and annual periods beginning after December 15, 2011. The adoption of this guidance did not have a material impact on the Company's financial position or results of operations but changed the location of the presentation of other comprehensive income to more closely associate the disclosure with net income.

In September 2011, the FASB issued guidance that allows entities to perform a qualitative analysis as the first step in determining whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If it is determined that it is not more likely than not that the fair value of the reporting unit is less than its carrying amount, then a quantitative analysis for impairment is not required. The guidance was effective for interim and annual impairment tests for fiscal periods beginning after December 15, 2011.  The adoption of this guidance did not have a material impact on the Company's financial position or results of operations.

In December 2011, the FASB issued guidance which contains new disclosure requirements regarding the nature of and entity's rights of offset and related arrangements associated with its financial instruments and derivative instruments. The new disclosures are designed to make financial statements prepared under U.S. GAAP more comparable to those prepared under International Financial Reporting Standards and will give the financial statement users information about both gross and net exposures. The guidance is effective for interim and annual reporting periods beginning on or after January 1, 2013.  The adoption of this guidance is not expected to have a material impact on the Company's financial position or results of operations.

In July 2012, the FASB issued revised guidance intended to simplify how an entity tests indefinite-lived intangible assets for impairment. The amendments will allow an entity first to assess qualitative factors to determine whether it is necessary to perform a quantitative impairment test. An entity will no longer be required to calculate the fair value of an indefinite-lived intangible asset and perform the quantitative test unless the entity determines, based on a qualitative assessment, that it is more likely than not that its fair value is less than its carrying amount. The amendments are effective for annual and interim indefinite-lived intangible asset impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted. The Company does not expect the adoption to have a material impact on the Company's financial position or results of operations.

Real Estate Investments	12 Months Ended
Dec. 31, 2012
Real Estate [Abstract]
Real Estate Investments
Real Estate Investments

The following table presents the allocation of the assets acquired during the years ended December 31, 2012 and 2011 (dollar amounts in thousands). There were no assets acquired during the period from October 15, 2010 (date of inception) to December 31, 2010.

	Year Ended December 31,
	2012	2011
Real estate investments, at cost:
Land	$208,061	$7,135
Buildings, fixtures and improvements	1,076,211	54,585
Total tangible assets	1,284,272	61,720
Acquired intangibles:
In-place leases	173,086	10,733
Cash paid for acquired real estate investments, at cost	$1,457,358	$72,453
Number of properties purchased	466	41

The following table reflects the number and related aggregate purchase price of properties acquired during the years ended December 31, 2012 and 2011 (dollar amounts in thousands):

	Number of Properties	Base Purchase Price (1)
Year ended December 31, 2011	41	$72,453
Year ended December 31, 2012 (2)	466	1,457,358
Total portfolio as of December 31, 2012	507	$1,529,811
____________________________

(1)	Contract purchase price, excluding acquisition related costs.

(2)
Buildings, fixtures and improvements have been provisionally allocated for two properties with and aggregate purchase price $183.9 million of pending receipt of the cost segregation analyses on such assets being prepared by a third party specialist.

The following table presents unaudited pro forma information as if the acquisitions during the year ended December 31, 2012 had been consummated on October 15, 2010 (date of inception). Additionally, the unaudited pro forma net income (loss) attributable to stockholders was adjusted to reclass $36.6 million of acquisition and transaction related expenses from the year ended December 31, 2012 to the period from October 15, 2010 (date of inception) to December 31, 2010.

	Year Ended December 31,		Period from October 15, 2010 (Date of Inception) to December 31, 2010
(In thousands)	2012	2011
Pro forma revenues	$123,309	$120,569	$25,057
Pro forma net income (loss) attributable to stockholders	$28,640	$26,328	$(29,884)

Future Lease Payments

The following table presents future minimum base rent payments on a cash basis due to the Company over the next five years and thereafter for the properties the Company owned as of December 31, 2012.  These amounts exclude contingent rent payments, as applicable, that may be collected from certain tenants based on provisions related to sales thresholds and increases in annual rent based on exceeding certain economic indexes among other items.

(In thousands)	Future Minimum Base Rent Payments
2013	$117,087
2014	117,632
2015	118,139
2016	118,771
2017	119,650
Thereafter	905,526
Total	$1,496,805

Tenant Concentration

The following table lists the tenants whose annualized rental income on a straight-line basis represented greater than 10% of total annualized rental income for all portfolio properties on a straight-line basis as of December 31, 2012 and 2011. Annualized rental income for net leases is rental income on a straight-line basis as of December 31, 2012, which includes the effect of tenant concessions such as free rent, as applicable. The Company did not own any properties as of December 31, 2010.

Tenant	December 31, 2012	December 31, 2011
Dollar General	13.4%	43.4%
FedEx	11.1%	16.2%
Walgreens	*	27.9%
____________________________
* The tenant's annualized rental income on a straight-line basis was not greater than 10% of total annualized rental income for all portfolio properties on a straight-line basis as of the period specified.

The termination, delinquency or non-renewal of leases by one or more of the above tenants may have a material adverse effect on revenues. No other tenant represents more than 10% of total annualized rental income for all portfolio properties on a straight-line basis as of December 31, 2012 and 2011.

Geographic Concentration

The following table lists the states where the Company has concentrations of properties where annualized rental income on a straight-line basis represented greater than 10% of consolidated annualized rental income on a straight-line basis as of December 31, 2012 and 2011:

State	December 31, 2012	December 31, 2011
Illinois	12.5%	*
Texas	*	14.7%
Montana	*	12.2%
____________________________
* The state's annualized rental income on a straight-line basis was not greater than 10% of total annualized rental income for all portfolio properties on a straight-line basis as of the period specified.

Mortgage Notes Payable	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Mortgage Notes Payable
Mortgage Notes Payable

The Company's mortgage notes payable consist of the following (dollar amounts in thousands):

	Encumbered Properties	Outstanding Loan Amount	Weighted-Average Effective Interest Rate (1)	Weighted-Average Maturity (2)
December 31, 2012	135	$229,360	4.24%	5.82
December 31, 2011	1	$5,060	3.75%	4.84
______________________

(1)
Mortgage notes payable have fixed rates or rates that are fixed through the use of interest rate hedging instruments. Effective interest rates range from 3.32% to 6.13% at December 31, 2012. The effective interest rate was 3.75% on the one mortgage note payable at December 31, 2011.

(2)	Weighted-average remaining years until maturity as of the periods presented.

The following table summarizes the scheduled aggregate principal repayments subsequent to December 31, 2012 (in thousands):

Future Principal Payments
2013	$—
2014	—
2015	—
2016	5,060
2017	155,000
Thereafter	69,300
Total	$229,360

The Company's sources of recourse financing generally require financial covenants, including restrictions on corporate guarantees, the maintenance of certain financial ratios (such as specified debt to equity and debt service coverage ratios) as well as the maintenance of a minimum net worth. As of December 31, 2012, the Company was in compliance with the debt covenants under the mortgage notes payable agreements.

Senior Revolving Credit Facility	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Revolving Credit Facility
Senior Revolving Credit Facility

On July 20, 2012, the Company, through the OP, entered into a senior revolving credit facility (the "Senior Facility") in the amount of $100.0 million with RBS Citizens, N.A. ("RBS"). The Senior Facility contained an "accordion" feature to allow the Company, under certain circumstances and subject to certain conditions, to increase the aggregate commitments under the Senior Facility to a maximum of $250.0 million.

The Senior Facility is a revolving line of credit which had a term of 36 months, subject to the Company's right to a 12-month extension. The Company had the option, based upon its corporate leverage, to draw loans under the Senior Facility priced at either: (a) LIBOR, plus an applicable margin that ranges from 2.10% to 3.50%; or (b) the Base Rate, plus an applicable margin that ranges from 2.50% to 3.00%. Base Rate is defined in the Senior Facility agreement as the greater of (i) the fluctuating annual rate of interest announced from time to time by RBS as its "prime rate" or (ii) 1.0% above the federal funds effective rate. The Senior Facility included an unused fee per annum of 0.25% and 0.15%, if the unused balance of the Senior Facility exceeds or is less than 50% of the available facility, respectively.

The Senior Facility provided for monthly interest payments, with all principal outstanding being due on the maturity date in July 2015. Borrowings under the Senior Facility may be prepaid from time to time and at any time, in whole or in part, without premium or penalty, subject to reimbursement of certain costs and expenses. In the event of a default, each lender has the right to terminate its obligations under the Senior Facility, and to accelerate the payment on any unpaid principal amount of all outstanding loans. The Company guaranteed the obligations under the Senior Facility. The Senior Facility required the Company to meet certain financial covenants, including the maintenance of certain financial ratios (such as specified debt to equity and debt service coverage ratios) as well as the maintenance of a minimum net worth. As of December 31, 2012, the Company was in compliance with the debt covenants under the Senior Facility agreement.

As of December 31, 2012, the Company had no outstanding borrowing under the Senior Facility. The Company incurred $0.1 million in unused fees during the year ended December 31, 2012.

On February 14, 2013, simultaneous with the Company entering into the Credit Facility, the Company terminated the Senior Facility agreement with RBS.

Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments
Fair Value of Financial Instruments

The Company determines fair value based on quoted prices when available or through the use of alternative approaches, such as discounting the expected cash flows using market interest rates commensurate with the credit quality and duration of the investment. This alternative approach also reflects the contractual terms of the derivatives, including the period to maturity, and uses observable market-based inputs, including interest rate curves and implied volatilities. The guidance defines three levels of inputs that may be used to measure fair value:

Level 1 — Quoted prices in active markets for identical assets and liabilities that the reporting entity has the ability to access at the measurement date.

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset and liability or can be corroborated with observable market data for substantially the entire contractual term of the asset or liability.

Level 3 — Unobservable inputs that reflect the entity's own assumptions about the assumptions that market participants would use in the pricing of the asset or liability and are consequently not based on market activity, but rather through particular valuation techniques.

The determination of where an asset or liability falls in the hierarchy requires significant judgment and considers factors specific to the asset or liability. In instances where the determination of the fair value measurement is based on inputs from different levels of the fair value hierarchy, the level in the fair value hierarchy within which the entire fair value measurement falls is based on the lowest level input that is significant to the fair value measurement in its entirety. The Company evaluates its hierarchy disclosures each quarter and depending on various factors, it is possible that an asset or liability may be classified differently from quarter to quarter. However, the Company expects that changes in classifications between levels will be rare.

Although the Company has determined that the majority of the inputs used to value its derivatives fall within Level 2 of the fair value hierarchy, the credit valuation adjustments associated with those derivatives utilize Level 3 inputs, such as estimates of current credit spreads to evaluate the likelihood of default by the Company and its counterparties. However, as of December 31, 2012 and 2011, the Company has assessed the significance of the impact of the credit valuation adjustments on the overall valuation of its derivative positions and has determined that the credit valuation adjustments are not significant to the overall valuation of the Company's derivatives. As a result, the Company has determined that its derivative valuations in their entirety are classified in Level 2 of the fair value hierarchy.

The valuation of derivative instruments is determined using a discounted cash flow analysis on the expected cash flows of each derivative. This analysis reflects the contractual terms of the derivatives, including the period to maturity, as well as observable market-based inputs, including interest rate curves and implied volatilities. In addition, credit valuation adjustments, are incorporated into the fair values to account for the Company's potential nonperformance risk and the performance risk of the counterparties.

The Company has preferred units and senior note investments that are traded in active markets and therefore, due to the availability of quoted market prices in active markets, classified these investments as Level 1 in the fair value hierarchy.

The following table presents information about the Company's assets and liabilities (including derivatives that are presented net) measured at fair value on a recurring basis as of December 31, 2012 and 2011, aggregated by the level in the fair value hierarchy within which those instruments fall (in thousands):

	Quoted Prices in Active Markets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
December 31, 2012
Investment securities	$41,654	$—	$—	$41,654
Interest rate swaps	$—	$(3,830)	$—	$(3,830)

December 31, 2011
Interest rate swap	$—	$(98)	$—	$(98)

A review of the fair value hierarchy classification is conducted on a quarterly basis. Changes in the type of inputs may result in a reclassification for certain assets. There were no transfers between Level 1 and Level 2 of the fair value hierarchy during the year ended December 31, 2012.

The Company is required to disclose the fair value of financial instruments for which it is practicable to estimate that value. The fair value of short-term financial instruments such as cash and cash equivalents, restricted cash, other receivables, accounts payable and distributions payable approximates their carrying value on the consolidated balance sheets due to their short-term nature. The fair values of the Company's remaining financial instruments that are not reported at fair value on the consolidated balance sheets are reported below (in thousands):

		Carrying Amount at	Fair Value at	Carrying Amount at	Fair Value at
	Level	December 31, 2012	December 31, 2012	December 31, 2011	December 31, 2011
Mortgage notes payable	3	$229,360	$235,263	$5,060	$5,060

The fair value of the mortgage notes payable are estimated using a discounted cash flow analysis, based on the Advisor's experience with similar types of borrowing arrangements.

Investement Securities	12 Months Ended
Dec. 31, 2012
Investments, Debt and Equity Securities [Abstract]
Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure [Text Block]
Investment Securities

At December 31, 2012, the Company had investments in redeemable preferred stock and senior notes, accounted for as debt securities, with a fair value of $41.7 million. These investments are considered available-for-sale securities and therefore increases or decreases in the fair value of these investments are recorded in accumulated other comprehensive income as a component of equity on the consolidated balance sheet unless the securities are considered to be permanently impaired at which time the losses would be reclassified to expense.

The following table details the unrealized gains and losses on investment securities as of December 31, 2012. The Company did not have any such investments as of December 31, 2011 (in thousands):

	December 31, 2012
	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Investment securities	$41,747	$223	$(316)	$41,654

The Company's preferred stock investments are redeemable at the respective issuer's option after five years from issuance. The senior notes have a weighted-average maturity of 29.6 years and a weighted-average interest rate of 5.7% as of December 31, 2012.

Derivatives and Hedging Activities	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives and Hedging Activities
Derivatives and Hedging Activities

Risk Management Objective of Using Derivatives

The Company may use derivative financial instruments, including interest rate swaps, caps, options, floors and other interest rate derivative contracts, to hedge all or a portion of the interest rate risk associated with its borrowings. The principal objective of such arrangements is to minimize the risks and/or costs associated with the Company's operating and financial structure as well as to hedge specific anticipated transactions. The Company does not intend to utilize derivatives for speculative or other purposes other than interest rate risk management. The use of derivative financial instruments carries certain risks, including the risk that the counterparties to these contractual arrangements are not able to perform under the agreements. To mitigate this risk, the Company only enters into derivative financial instruments with counterparties with high credit ratings and with major financial institutions with which the Company and its affiliates may also have other financial relationships. The Company does not anticipate that any of the counterparties will fail to meet their obligations.

Cash Flow Hedges of Interest Rate Risk

The Company's objectives in using interest rate derivatives are to add stability to interest expense and to manage its exposure to interest rate movements. To accomplish this objective, the Company primarily uses interest rate swaps and collars as part of its interest rate risk management strategy. Interest rate swaps designated as cash flow hedges involve the receipt of variable-rate amounts from a counterparty in exchange for the Company making fixed-rate payments over the life of the agreements without exchange of the underlying notional amount. Interest rate collars designated as cash flow hedges involve the receipt of variable-rate amounts if interest rates rise above the cap strike rate on the contract and payments of variable-rate amounts if interest rates fall below the floor strike rate on the contract.

The effective portion of changes in the fair value of derivatives designated and that qualify as cash flow hedges is recorded in accumulated other comprehensive income and is subsequently reclassified into earnings in the period that the hedged forecasted transaction affects earnings. During 2012, such derivatives were used to hedge the variable cash flows associated with variable-rate debt. The ineffective portion of the change in fair value of the derivatives is recognized directly in earnings.

Amounts reported in accumulated other comprehensive income related to derivatives will be reclassified to interest expense as interest payments are made on the Company's variable-rate debt. During the next 12 months, the Company estimates that an additional $1.5 million will be reclassified from other comprehensive income as an increase to interest expense.

As of December 31, 2012 , the Company had the following outstanding interest rate derivatives that were designated as cash flow hedges of interest rate risk (dollar amounts in thousands):

Interest Rate Derivative	Balance Sheet Location	Number of Instruments	Notional Amount	Fair Value
Interest Rate Swaps	Derivatives, at fair value	7	$152,590	$(3,830)

As of December 31, 2011, the Company had the following outstanding interest rate derivatives that were designated as cash flow hedges of interest rate risk (dollar amounts in thousands):

Interest Rate Derivative	Balance Sheet Location	Number of Instruments	Notional Amount	Fair Value
Interest Rate Swap	Derivatives, at fair value	1	$5,060	$(98)

Derivatives Designated as Hedging Instruments

The table below presents the fair value of the Company's derivative financial instruments as well as their classification on the consolidated balance sheets as of December 31, 2012 and 2011 (amounts in thousands):

	Balance Sheet Location	December 31, 2012	December 31, 2011
Interest Rate Swaps	Derivatives, at fair value	$(3,830)	$(98)

The table below details the location in the consolidated financial statements of the gain or loss recognized on interest rate derivatives designated as cash flow hedges for the years ended December 31, 2012 and 2011 (in thousands). The Company had no active derivatives during the period from October 15, 2010 (date of inception) to December 31, 2010.

	Years Ended December 31,
	2012	2011
Amount of loss recognized in accumulated other comprehensive loss from interest rate derivatives (effective portion)	$(4,672)	$(111)
Amount of loss reclassified from accumulated other comprehensive loss into income as interest expense (effective portion)	$(940)	$(13)
Amount of loss recognized in income on derivative (ineffective portion, reclassifications of missed forecasted transactions and amounts excluded from effectiveness testing) *	$(1)	$—
______________________
* The Company reclassified to interest expense, less than $1,000 of other comprehensive loss into earnings due to hedged forecasted transactions no longer probable of occurring.

Credit-risk-related Contingent Features

The Company has agreements with each of its derivative counterparties that contain a provision where if the Company either defaults or is capable of being declared in default on any of its indebtedness, then the Company could also be declared in default on its derivative obligations.

As of December 31, 2012, the fair value of the derivatives in a net liability position, including accrued interest but excluding any adjustment for nonperformance risk related to these agreements was $4.1 million. As of December 31, 2012, the Company has not posted any collateral related to these agreements and was not in breach of any agreement provisions. If the Company had breached any of these provisions, it could have been required to settle its obligations under the agreements at their aggregate termination value of $4.1 million at December 31, 2012.

Common Stock	12 Months Ended
Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Common Stock
Common Stock

As of December 31, 2012 and 2011, the Company had 176.9 million and 10.4 million shares of common stock outstanding, respectively, including unvested restricted shares and shares issued pursuant to the DRIP, and had received gross proceeds of $1.8 billion and $102.7 million, respectively.

In July 2011, the Company's board of directors authorized and the Company declared a distribution rate equal to a 6.60% annualized rate based on the common stock price of $10.00. The first distribution was paid in October 2011.  The Company's distributions are payable by the 5th day following each month end to stockholders of record at the close of business each day during the prior month at a rate of $0.001803279 per day. The board of directors may reduce the amount of distributions paid or suspend distribution payments at any time and therefore distribution payments are not assured.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Commitments and Contingencies

Litigation

In the ordinary course of business, the Company may become subject to litigation or claims. There are no material legal proceedings pending or known to be contemplated against the Company, except for the following:

Since the announcement of the Merger Agreement on December 17, 2012, one putative class action lawsuit had been filed against the Company, the OP, the members of the Company's board of directors, ARCP, ARCP OP and certain subsidiaries of ARCP in the Supreme Court for the State of New York. In February 2013, the parties agreed to a memorandum of understanding regarding settlement of all claims asserted on behalf of the alleged class of the Company's stockholders. In connection with the settlement contemplated by that memorandum of understanding, the class action and all claims asserted therein will be dismissed, subject to court approval. The proposed settlement terms required the Company to make certain additional disclosures related to the Merger, which were included in a Current Report on Form 8-K filed with the SEC on February 21, 2013. The memorandum of understanding also added that the parties will enter into a stipulation of settlement, which will be subject to customary conditions, including confirmatory discovery and court approval following notice to the Company's stockholders. If the parties enter into a stipulation of settlement, a hearing will be scheduled at which the court will consider the fairness, reasonableness and adequacy of the settlement. There can be no assurance that the parties will ultimately enter into a stipulation of settlement, that the court will approve any proposed settlement, or that any eventual settlement will be under the same terms as those contemplated by the memorandum of understanding.

The Company maintains directors and officers liability insurance which the Company believes should provide coverage to the Company and its officers and directors for most or all of any costs, settlements or judgments resulting from the lawsuit.

Environmental Matters

In connection with the ownership and operation of real estate, the Company may potentially be liable for costs and damages related to environmental matters. The Company has not been notified by any governmental authority of any non-compliance, liability or other claim, and is not aware of any other environmental condition that it believes will have a material adverse effect on the results of operations.

Related Party Transactions and Arrangements	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions and Arrangements
Related Party Transactions and Arrangements

As of December 31, 2012 and 2011, the Special Limited Partner, an entity wholly owned by the Sponsor, owned 20,000 shares of the Company's outstanding common stock.

Fees Paid in Connection with the IPO

The Dealer Manager received fees and compensation in connection with the sale of the Company's common stock in the IPO. The Dealer Manager received a selling commission of up to 7.0% of gross offering proceeds before reallowance of commissions earned by participating broker-dealers. In addition, the Dealer Manager received up to 3.0% of the gross proceeds from the sale of common stock, before reallowance to participating broker-dealers, as a dealer-manager fee. The Dealer Manager may reallow its dealer-manager fee to such participating broker-dealers, based on such factors as the volume of shares sold by respective participating broker-dealers and marketing support incurred as compared to those of other participating broker-dealers. The following table details total selling commissions and dealer manager fees incurred and payable to the Dealer Manager as of and for the years ended December 31, 2012 and 2011 (amounts in thousands):

	Years Ended December 31,		Payable as of December 31,
	2012	2011	2012	2011
Total commissions and fees from Dealer Manager	$160,600	$9,833	$—	$92

The Advisor and its affiliates received compensation and reimbursement for services relating to the IPO. All offering costs incurred by the Company or its affiliated entities on behalf of the Company are charged to additional paid-in capital on the accompanying consolidated balance sheets. The following table details offering costs reimbursements incurred and payable to the Advisor and Dealer Manager as of and for the years ended December 31, 2012 and 2011 (amounts in thousands):

	Years Ended December 31,		Payable as of December 31,
	2012	2011	2012	2011
Fees and expense reimbursements from the Advisor and Dealer Manager	$16,081	$4,383	$—	$220

The Company was responsible for offering and related costs from the IPO, excluding commissions and dealer manager fees, up to a maximum of 1.5% of gross proceeds received from its IPO, measured at the end of the IPO. Offering costs in excess of the 1.5% cap as of the end of the IPO were the Advisor's responsibility. As of December 31, 2012, offering and related costs, excluding commissions and dealer manager fees, were equal to 1.5% of gross proceeds received from the IPO. As of December 31, 2012, cumulative offering costs were $196.5 million. Offering proceeds of $1.8 billion exceeded cumulative offering costs by $1.6 billion at December 31, 2012.

Fees Paid in Connection With the Operations of the Company

The Advisor received an acquisition fee of 1.0% of the contract purchase price of each acquired property and 1.0% of the amount advanced for any loan or other investment and was reimbursed for acquisition costs incurred in the process of acquiring properties, which was approximately 0.5% of the contract purchase price. In no event will the total of all acquisition fees and acquisition expenses (including any financing coordination fees) payable with respect to a particular investment exceed 4.5% of the contract purchase price. Once the proceeds from the IPO have been fully invested, the aggregate amount of acquisition fees and financing coordination fees shall not exceed 1.5% of the contract purchase price and the amount advanced for a loan or other investment, as applicable, for all the assets acquired.

If the Advisor provided services in connection with the origination or refinancing of any debt that the Company obtained and used to acquire properties or to make other permitted investments, or that is assumed, directly or indirectly, in connection with the acquisition of properties, the Company paid the Advisor a financing coordination fee equal to 0.75% of the amount available and/or outstanding under such financing, subject to certain limitations.

Until July 1, 2012, the Company paid the Advisor an asset management fee of 0.75% per annum of the cost of the Company's assets (cost includes the purchase price, acquisition expenses, capital expenditures and other customarily capitalized costs, but excludes acquisition fees) plus costs and expenses incurred by the Advisor in providing asset management services; provided, however, that the asset management fee was reduced by any amounts payable to the Property Manager as an oversight fee, such that the aggregate of the asset management fee and the oversight fee did not exceed 0.75% per annum of the cost of the Company's assets plus costs and expenses incurred by the Advisor in providing asset management services. Prior to July 1, 2012, this fee was payable in monthly installments at the discretion of the Company's board of directors in cash, common stock or restricted stock grants, or any combination thereof.

Effective July 1, 2012, the payment of asset management fees in monthly installments in cash, shares or restricted stock grants, or any combination thereof to the Advisor was eliminated. Instead, the Company issued (subject to periodic approval by the board of directors) to the Advisor performance-based restricted partnership units of the OP designated as "Class B units," which were intended to be profits interests and vest, and no longer be subject to forfeiture, at such time as: (x) the value of the OP's assets plus all distributions made equals or exceeds the total amount of capital contributed by investors plus a 6.0% cumulative, pre-tax, non-compounded annual return thereon (the "economic hurdle"); (y) any one of the following occurs: (1) the termination of the advisory agreement by an affirmative vote of a majority of the Company's independent directors without cause; (2) a listing; or (3) another liquidity event; and (z) the Advisor is still providing advisory services to the Company (the "performance condition"). Such Class B units will be forfeited immediately if: (a) the advisory agreement is terminated other than by an affirmative vote of a majority of the Company's independent directors without cause; or (b) the advisory agreement is terminated by an affirmative vote of a majority of the Company's independent directors without cause before the economic hurdle has been met.

Upon being approved by the board of directors, the Class B units were issued to the Advisor quarterly in arrears pursuant to the terms of the OP agreement. As of December 31, 2012, the Company did not consider achievement of the performance condition to be probable as the shareholder vote for the Merger, which would allow vesting of these Class B units, was not completed. The value of issued Class B units will be determined and expensed, when the Company deems the achievement of performance condition to be probable. The Advisor receives distributions on unvested Class B units equal to the distribution rate received on the Company's common stock. Such distributions on issued Class B units are included as general and administrative expense in the consolidated statement of operations until the performance condition is considered probable to occur. As of December 31, 2012, 145,022 Class B units were approved by the board of directors. From January 1, 2013 to February 28, 2013, the board of directors approved, and the Company issued, 603,599 Class B units to the Company's Advisor for its asset management services provided. The performance condition related to these Class B units was satisfied upon completion of the Merger in February 2013, which resulted in $9.9 million of expense. The Class B Units were subsequently converted to OP Units which were then converted to 711,190 ARCP OP Units after application of the exchange ratio.

Unless the Company contracts with a third party, the Company pays to an affiliate of the Sponsor a property management fee of up to 2% of gross revenues from the Company's stand-alone single-tenant net leased properties and 4% of gross revenues from its multi-tenant properties, plus, in each case, market-based leasing commissions applicable to the geographic location of the property.  The Company will also reimburse the affiliate for property level expenses.  If the Company contracts directly with third parties for such services, the Company pays them customary market fees and pays the affiliated Property Manager, an oversight fee of up to 1.0% of the gross revenues of the property managed.

The following table presents the amounts incurred and amounts contractually due and forgiven in connection with the operations related services described above as of and for the years ended December 31, 2012 and 2011 (amounts in thousands). No such fees where incurred during the period from October 15, 2010 (date of inception) through December 31, 2010.

	Year Ended December 31,
	2012		2011		Payable as of December 31,
	Incurred	Forgiven	Incurred	Forgiven	2012	2011
One-time fees and reimbursements:
Acquisition fees and related cost reimbursements	$24,785	$—	$1,292	$—	$—	$37
Financing coordination fees	2,505	—	51	—	—	—
Other expense reimbursements	460	—	13	—	—	—
Ongoing fees:
Asset management fees(1)	1,060	848	72	72	—	—
Property management and leasing fees	918	918	15	15	—	—
Total related party operations-related fees and reimbursements	$29,728	$1,766	$1,443	$87	$—	$37
_________________________________

(1)
Effective July 1, 2012, the Company issued (subject to approval by the board of directors) to the Advisor restricted performance-based Class B units for asset management services, which were forfeited immediately if certain conditions occur.

The Company reimbursed the Advisor's costs of providing administrative services, subject to the limitation that it did not reimburse the Advisor for any amount by which its operating expenses (including the asset management fee) at the end of the four preceding fiscal quarters exceeded the greater of (a) 2.0% of average invested assets, or (b) 25.0% of net income other than any additions to reserves for depreciation, bad debt or other similar non cash reserves and excluding any gain from the sale of assets for that period.  Additionally, the Company did not reimburse the Advisor for personnel costs in connection with services for which the Advisor receives acquisition fees or real estate commissions.  No reimbursement was paid to the Advisor for providing administrative services during the years ended December 31, 2012 and 2011 and during the period from October 15, 2010 (date of inception) through December 31, 2010.

The Advisor provided expense support to the Company from time to time to assist the Company with operating cash flow, distributions or other operational purposes. For the years ended December 31, 2012 and 2011, the Advisor provided $0.1 million and $20,000 of expense support to the Company, respectively, which was recorded as a reduction to general and administrative expense within the consolidated statements of operations. No expense support was provided to the Company during the period from October 15, 2010 (date of inception) through December 31, 2010.

Fees Paid in Connection with the Merger

The Company entered into an agreement with an affiliate, ARC Advisory Services, LLC, to provide legal support services up to the date that the Company entered into the Merger Agreement and until the Merger closed. The Company agreed to pay $0.5 million pursuant to this contract. As of December 31, 2012, the Company has incurred $0.5 million of expenses pursuant to this agreement, which includes amounts for services provided as of that date, and is included in accounts payable and accrued expenses on the accompanying consolidated balance sheet.

The Company entered into an agreement with an affiliate, ARC Advisory Services, LLC, to provide support services including legal, accounting, marketing, human resources and information technology, among other services, until the earlier of the Merger closing date or one year. The Company agreed to pay $2.0 million pursuant to this contract. As of December 31, 2012, the Company incurred $0.3 million of expenses pursuant to this agreement, which includes amounts for services provided as of that date, and is included in accounts payable and accrued expenses on the accompanying consolidated balance sheet.

The Company entered into an agreement with affiliates Realty Capital Securities, LLC and ARC Advisory Services, LLC, to provide financial advisory and information agent services related to the proxy solicitation seeking approval of the Merger by the Company's stockholders which services were expected to be provided in the fourth and first quarters of 2012 and 2013, respectively. Services provided included facilitation of the preparation, distribution and accumulation and tabulation of proxy materials, stockholder, analyst and financial advisor communications and consultation on materials and communications made to the public and regulatory agencies regarding the Merger. The Company agreed to pay $0.6 million pursuant to this contract. As of December 31, 2012, the Company incurred $0.1 million of expenses pursuant to this agreement, which includes amounts for services provided as of that date, and is included in accounts payable and accrued expenses on the accompanying consolidated balance sheet.

Fees Paid in Connection with the Liquidation or Listing of the Company's Real Estate Assets

The Company was obligated to pay a brokerage commission on the sale of property, not to exceed the lesser of 2.0% of the contract sale price of the property and one-half of the total brokerage commission paid if a third party broker is also involved; provided, however, that in no event may the real estate commissions paid to the Advisor, its affiliates and unaffiliated third parties exceed the lesser of 6.0% of the contract sales price and a reasonable, customary and competitive real estate commission, in light of the size, type and location of the property, in each case, payable to the Advisor if the Advisor or its affiliates, as determined by a majority of the independent directors, provided a substantial amount of services in connection with the sale. No such fees were incurred during the years ended December 31, 2012 and 2011 and for the period from October 15, 2010 (date of inception) through December 31, 2010.

The Company was obligated to pay a subordinated participation in the net sales proceeds of the sale of real estate assets of 15.0% of remaining net sale proceeds after return of capital contributions to investors plus payment to investors of an annual 6.0% cumulative, pre-tax non-compounded return on the capital contributed by investors. Unless the Company provided this 6.0% return the Advisor would not be entitled to the subordinated participation in net sale proceeds as the Company's investors would have not received a 6.0% cumulative non-compounded return on their capital contributions. No such amounts were incurred during the years ended December 31, 2012 and 2011 and for the period from October 15, 2010 (date of inception) through December 31, 2010. On February 28, 2013, ARCP OP entered into the Contribution and Exchange Agreement with the OP and the Special Limited Partner of the OP. The Special Limited Partner was entitled to receive certain distributions from the OP, including the aforementioned subordinated distribution of net sales proceeds resulting from an "investment liquidity event" (as defined in the agreement of limited partnership of the OP). The Merger constituted an "investment liquidity event," as a result of which the Special Limited Partner, in connection with management's successful attainment of the 6% performance hurdle and the return to the Company's stockholders of $557.3 million in addition to their initial investment, was entitled to receive a subordinated distribution of net sales proceeds from the OP. Pursuant to the Contribution and Exchange Agreement, the Special Limited Partner contributed its interest in the OP, inclusive of the subordinated distribution proceeds received together with $0.8 million in cash, to the OP in exchange for 7.6 million OP Units. Upon consummation of the Merger these OP Units were immediately converted to 7.3 million ARCP OP Units after application of the exchange ratio. In conjunction with the Merger Agreement, the Special Limited Partner agreed to a minimum one-year holding period for these OP units before converting them to shares of ARCP common stock.

The Company was obligated to pay a subordinated incentive listing distribution of 15.0%, of the amount by which the market value of all issued and outstanding common stock plus distributions exceeded the aggregate capital contributed by investors plus an amount equal to an annual 6.0% cumulative, pre-tax non-compounded annual return to investors. The Advisor would not be entitled to the subordinated incentive listing fee unless investors had received an annual 6.0% cumulative, pre-tax non-compounded return on their capital contributions plus the 100.0% repayment of capital committed by such investors. No such fees were incurred or paid for the years ended December 31, 2012 and 2011 and for the period from October 15, 2010 (date of inception) through December 31, 2010. Neither the Advisor nor any of its affiliates earned both the subordination participation in the net sales proceeds and the subordinated incentive listing distribution.

Economic Dependency	12 Months Ended
Dec. 31, 2012
Economic Dependency [Abstract]
Economic Dependency
Economic Dependency

Under various agreements, the Company engaged the Advisor and its affiliates to provide certain services that are essential to the Company, including asset management services, supervision of the management and leasing of properties owned by the Company, asset acquisition and disposition decisions, the sale of shares of the Company's common stock available for issue, as well as other administrative responsibilities for the Company including accounting services and investor relations.

As a result of these relationships, the Company is dependent upon the Advisor and its affiliates. In the event that these companies are unable to provide the Company with the respective services, the Company will be required to find alternative providers of these services.

Share-Based Compensation	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]
Share-Based Compensation

Stock Option Plan

The Company had a stock option plan (the "Plan") which authorized the grant of nonqualified stock options to the Company's independent directors, officers, advisors, consultants and other personnel, subject to the absolute discretion of the board of directors and the applicable limitations of the Plan. The exercise price for all stock options granted under the Plan was fixed at $10.00 per share until the termination of the IPO, and thereafter the exercise price for stock options granted to the independent directors was equal to the fair market value of a share on the last business day preceding the annual meeting of stockholders. A total of 0.5 million shares had been authorized and reserved for issuance under the Plan. As of December 31, 2012 and 2011, no stock options were issued under the Plan. The Plan was terminated during February 2013.

Restricted Share Plan

The Company had an employee and director incentive restricted share plan (the "RSP"), which provided for the automatic grant of 3,000 restricted shares of common stock to each of the independent directors, without any further action by the Company's board of directors or the stockholders, on the date of initial election to the board of directors and on the date of each annual stockholder's meeting thereafter. Restricted stock issued to independent directors vests over a five-year period following the first anniversary of the date of grant in increments of 20.0% per annum. The RSP provided the Company with the ability to grant awards of restricted shares to the Company's directors, officers and employees (if the Company ever had employees), employees of the Advisor and its affiliates, employees of entities that provide services to the Company, directors of the Advisor or of entities that provide services to the Company, certain consultants to the Company and the Advisor and its affiliates or to entities that provide services to the Company. The fair market value of any shares of restricted stock granted under the RSP, together with the total amount of acquisition fees, acquisition expense reimbursements, asset management fees, financing coordination fees, disposition fees and subordinated distributions by the operating partnership payable to the Advisor (or its assignees), shall not exceed (a) 6.0% of all properties' aggregate gross contract purchase price, (b) as determined annually, the greater, in the aggregate, of 2.0% of average invested assets and 25.0% of net income other than any additions to reserves for depreciation, bad debt or other similar non-cash reserves and excluding any gain from the sale of assets for that period, (c) disposition fees, if any, of up to 3.0% of the contract sales price of all properties that we sell and (d) 15.0% of remaining net sales proceeds after return of capital contributions plus payment to investors of a 6.0% cumulative, pre-tax, non-compounded return on the capital contributed by investors. Additionally, the total number of shares of common stock granted under the RSP will not exceed 5.0% of the Company's authorized shares of common stock on a fully diluted basis at any time.

Restricted share awards entitled the recipient to receive shares of common stock from the Company under terms that provided for vesting over a specified period of time or upon attainment of pre-established performance objectives. Such awards would typically be forfeited with respect to the unvested shares upon the termination of the recipient's employment or other relationship with the Company. Restricted shares may not, in general, be sold or otherwise transferred until the restrictions are removed and the shares have vested. Holders of restricted shares may receive cash distributions prior to the time that the restrictions on the restricted shares have lapsed. Any distributions payable in shares of common stock shall be subject to the same restrictions as the underlying restricted shares. The following table reflects restricted share award activity for the years ended December 31, 2012 and 2011:

	Number of Common Shares		Weighted-Average Issue Price
Unvested, January 1, 2011	—	—	$—
Granted	6,000	0.01	10.00
Unvested, December 31, 2011	6,000		10.00
Granted	15,000		9.40
Vested	(600)		10.00
Forfeitures	(3,000)		10.00
Unvested, December 31, 2012	17,400		$9.48

The fair value of the shares, which was based on the IPO price, is being expensed over the vesting period of five years. Adjusted for the timing of board member resignations, compensation expense related to restricted stock was $21,000 and $9,000 during the years ended December 31, 2012 and 2011, respectively. There were no restricted shares issued during the period from October 15, 2010 (date of inception) through December 31, 2010. Upon consummation of the Merger, the vesting of certain shares of Company restricted stock was accelerated. The RSP was terminated during February 2013.

Other Share-Based Compensation

The Company issued common stock in lieu of cash to pay fees earned by the Company's directors, at the respective directors election. There are no restrictions on the shares issued since these payments in lieu of cash relate to fees earned for services performed. The following table reflects the shares of common stock issued to directors in lieu of cash compensation:

	Year Ended December 31,
	2012	2011
Shares issued in lieu of cash	3,639	3,750
Value of shares issued in lieu of cash (in thousands)	$33	$34

Share-Based Compensation
The following table reflects the shares of common stock issued to directors in lieu of cash compensation:

	Year Ended December 31,
	2012	2011
Shares issued in lieu of cash	3,639	3,750
Value of shares issued in lieu of cash (in thousands)	$33	$34

Net Loss Per Share	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Net Loss Per Share
Net Loss Per Share

The following is a summary of the basic and diluted net loss per share computation for the years ended December 31, 2012 and 2011 and the period from October 15, 2010 (date of inception) through December 31, 2010 (in thousands, except share and per share data):

	Years Ended December 31,		Period from October 15, 2010 (Date of Inception) to December 31, 2010
	2012	2011
Net loss attributable to stockholders	$(32,121)	$(2,124)	$—
Weighted-average common shares outstanding	98,277,041	1,763,190	20,000
Net loss per share attributable to stockholders, basic and diluted	$(0.33)	$(1.20)	NM

___________________________
NM — not meaningful

The Company had the following common share equivalents as of December 31, 2012, 2011 and 2010, which were excluded from diluted net loss per share computations as their effect would have been antidilutive:

	December 31,
	2012	2011	2010
Unvested restricted stock	17,400	6,000	—
OP units	773,656	—	—
Class B units	145,022	—	—
Total common share equivalents	936,078	6,000	—

Quarterly Results (Unaudited) (Notes)	12 Months Ended
Dec. 31, 2012
Quarterly Results (Unaudited) [Abstract]
Quarterly Financial Information [Text Block]
Quarterly Results (Unaudited)

The Company had no net income (loss) during the period from October 15, 2010 (date of inception) through December 31, 2010. Presented below is a summary of the unaudited quarterly financial information for the years ended December 31, 2012 and 2011:

	Quarters Ended
(In thousands, except share and per share amounts)	March 31, 2012	June 30, 2012	September 30, 2012	December 31, 2012
Total revenues	$3,296	$8,186	$14,064	$24,425
Net loss attributable to stockholders	(4,398)	(5,030)	(11,887)	(10,806)
Weighted-average shares outstanding	17,299,553	63,852,013	134,186,453	176,337,952
Basic and diluted net loss per share attributable to stockholders	$(0.25)	$(0.08)	$(0.09)	$(0.06)

	Quarters Ended
(In thousands, except share and per share amounts)	March 31, 2011	June 30, 2011	September 30, 2011	December 31, 2011
Total revenues	$—	$—	$8	$732
Net loss attributable to stockholders	(16)	(82)	(496)	(1,530)
Weighted-average shares outstanding	20,000	20,000	685,340	6,270,579
Basic and diluted net loss per share attributable to stockholders	$(0.80)	$(4.10)	$(0.72)	$(0.24)

Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events
Subsequent Events

The Company has evaluated subsequent events through March 7, 2013, the date the consolidated financial statements have been issued, and determined that there have been no events that have occurred that would require adjustments to its disclosures in the consolidated financial statements except for the following:

Completion of Acquisitions of Assets

The following table presents certain information about the properties that the Company acquired from January 1, 2013 to February 28, 2013 (dollar amounts in thousands):

	No. of Buildings	Square Feet	Base Purchase Price (1)
Total Portfolio – December 31, 2012	507	13,009,361	$1,529,811
Acquisitions	26	808,268	151,232
Total portfolio – February 28, 2013	533	13,817,629	$1,681,043
____________________________

(1)	Contract purchase price, excluding acquisition and transaction related costs.

The acquisitions made subsequent to December 31, 2012 were made in the normal course of business and none were individually significant to the total portfolio.

Investments Securities

During February 2013, the Company sold all of its investment securities for $44.2 million.

Summary of Significant Accounting Policies Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Basis of Accounting, Policy [Policy Text Block]	Basis of Accounting and Presentation The accompanying consolidated financial statements of the Company are prepared on the accrual basis of accounting in accordance with GAAP.
Consolidation, Policy [Policy Text Block]
Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its subsidiaries. All inter-company accounts and transactions have been eliminated in consolidation. In determining whether the Company has a controlling financial interest in a joint venture and the requirement to consolidate the accounts of that entity, management considered factors such as ownership interest, authority to make decisions and contractual and substantive participating rights of the other partners or members as well as whether the entity is a variable interest entity for which the Company is the primary beneficiary.

Reclassification, Policy [Policy Text Block]	Reclassification Certain reclassifications have been made to the prior period consolidated financial statements to conform to the current year presentation.
Development Stage Company [Policy Text Block]
Development Stage Company

On August 10, 2011, the Company raised proceeds sufficient to break escrow in connection with its IPO. The Company received and accepted aggregate subscriptions in excess of the minimum $2.0 million and issued shares of common stock to its initial investors who were admitted as stockholders. The Company purchased its first property and commenced active operations on September 27, 2011, and as of such date was no longer considered to be a development stage company.

Use of Estimates, Policy [Policy Text Block]
Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Management makes significant estimates regarding revenue recognition, purchase price allocations to record investments in real estate, real estate taxes and derivative financial instruments and hedging activities, as applicable.

Real Estate, Policy [Policy Text Block]
Real Estate Investments

Investments in real estate are recorded at cost. Improvements and replacements are capitalized when they extend the useful life of the asset. Costs of repairs and maintenance are expensed as incurred. Depreciation is computed using the straight-line method over the estimated useful lives of up to 40 years for buildings, 15 years for land improvements, five years for fixtures and the shorter of the useful life or the remaining lease term for tenant improvements and leasehold interests.

The Company is required to make subjective assessments as to the useful lives of the Company's properties for purposes of determining the amount of depreciation to record on an annual basis with respect to the Company's investments in real estate. These assessments have a direct impact on net income because if the Company were to shorten the expected useful lives of the Company's investments in real estate, the Company would depreciate these investments over fewer years, resulting in more depreciation expense and lower net income on an annual basis.

The Company is required to present the operations related to properties that have been sold or properties that are intended to be sold as discontinued operations in the statement of operations for all periods presented. Properties that are intended to be sold are to be designated as "held for sale" on the balance sheet.

Impairment or Disposal of Long-Lived Assets, Including Intangible Assets, Policy [Policy Text Block]
Impairment of Long Lived Assets

When circumstances indicate the carrying value of a property may not be recoverable, the Company reviews the asset for impairment. This review is based on an estimate of the future undiscounted cash flows, excluding interest charges, expected to result from the property's use and eventual disposition. These estimates consider factors such as expected future operating income, market and other applicable trends and residual value, as well as the effects of leasing demand, competition and other factors. If impairment exists, due to the inability to recover the carrying value of a property, an impairment loss is recorded to the extent that the carrying value exceeds the estimated fair value of the property for properties to be held and used. For properties held for sale, the impairment loss is the adjustment to fair value less estimated cost to dispose of the asset. These assessments have a direct impact on net income because recording an impairment loss results in an immediate negative adjustment to net income.

Allocation of Purchase Price of Acquired Assets [Policy Text Block]
Purchase Price Allocation

The Company allocates the purchase price of acquired properties to tangible and identifiable intangible assets acquired based on their respective fair values. Tangible assets include land, land improvements, buildings, fixtures and tenant improvements on an as-if vacant basis. The Company utilizes various estimates, processes and information to determine the as-if vacant property value. Estimates of value are made using customary methods, including data from appraisals, comparable sales, discounted cash flow analysis and other methods. Amounts allocated to land, land improvements, buildings and fixtures are based on cost segregation studies performed by independent third parties or on the Company's analysis of comparable properties in the Company's portfolio. Identifiable intangible assets and liabilities, as applicable, include amounts allocated to acquire leases for above- and below-market lease rates, the value of in-place leases, and the value of customer relationships, as applicable.

The aggregate value of intangible assets and liabilities, as applicable, related to in-place leases is primarily the difference between the property valued with existing in-place leases adjusted to market rental rates and the property valued as if vacant. Factors considered in the analysis of the in-place lease intangibles include an estimate of carrying costs during the expected lease-up period for each property, taking into account current market conditions and costs to execute similar leases. In estimating carrying costs, the Company includes real estate taxes, insurance and other operating expenses and estimates of lost rentals at market rates during the expected lease-up period, which typically ranges from six to 12 months. Estimates of costs to execute similar leases including leasing commissions, legal and other related expenses are also utilized.

Above-market and below-market in-place lease values for owned properties are recorded based on the present value (using an interest rate which reflects the risks associated with the leases acquired) of the difference between the contractual amounts to be paid pursuant to the in-place leases and management's estimate of fair market lease rates for the corresponding in-place leases, measured over a period equal to the remaining non-cancelable term of the lease. The capitalized above-market lease intangibles are amortized as a decrease to rental income over the remaining term of the lease. The capitalized below-market lease values are amortized as an increase to rental income over the remaining term and any fixed rate renewal periods provided within the respective leases. In determining the amortization period for below-market lease intangibles, the Company initially will consider, and periodically evaluate on a quarterly basis, the likelihood that a lessee will execute the renewal option. The likelihood that a lessee will execute the renewal option is determined by taking into consideration the tenant's payment history, the financial condition of the tenant, business conditions in the industry in which the tenant operates and economic conditions in the area in which the property is located.

The aggregate value of intangibles assets related to customer relationships, as applicable, is measured based on the Company's evaluation of the specific characteristics of each tenant's lease and the Company's overall relationship with the tenant. Characteristics considered in determining these values include the nature and extent of its existing business relationships with the tenant, growth prospects for developing new business with the tenant, the tenant's credit quality and expectations of lease renewals, among other factors.

The value of in-place leases is amortized to expense over the initial term of the respective leases, which range primarily from 6 to 25 years. The value of customer relationship intangibles is amortized to expense over the initial term and any renewal periods in the respective leases, but in no event does the amortization period for intangible assets exceed the remaining depreciable life of the building. If a tenant terminates its lease, the unamortized portion of the in-place lease value and customer relationship intangibles is charged to expense.

In making estimates of fair values for purposes of allocating purchase price, the Company utilized a number of sources, including independent appraisals that may be obtained in connection with the acquisition or financing of the respective property and other market data. The Company also considered information obtained about each property as a result of the Company's pre-acquisition due diligence, as well as subsequent marketing and leasing activities, in estimating the fair value of the tangible and intangible assets acquired and intangible liabilities assumed.

Intangible assets and acquired lease liabilities, as applicable, consisted of following:

	December 31,
(In thousands)	2012	2011
Intangible assets:
In-place leases, net of accumulated amortization of $5,939 and $85 at December 31, 2012 and 2011, respectively	$177,880	$10,648

The following table provides the weighted-average amortization and accretion periods as of December 31, 2012, for intangible assets and liabilities, as applicable, and the projected amortization expense for the next five years:

(Dollar amounts in thousands)	Weighted- Average Amortization Period	2013	2014	2015	2016	2017
In-place leases	12.6 years	$15,577	$15,615	$15,519	$15,519	$15,518

Cash and Cash Equivalents, Policy [Policy Text Block]
Cash and Cash Equivalents

Cash and cash equivalents include cash in bank accounts as well as investments in highly-liquid money market funds with original maturities of three months or less.

The Company deposits cash with high quality financial institutions. These deposits are guaranteed by the Federal Deposit Insurance Company ("FDIC") up to an insurance limit. At December 31, 2012, the Company had deposits of $154.1 million of which $152.3 million were in excess of the amount insured by the FDIC. Although the Company bears risk to amounts in excess of those insured by the FDIC, it does not anticipate any losses as a result.

Cash and Cash Equivalents, Restricted Cash and Cash Equivalents, Policy [Policy Text Block]	Restricted Cash Restricted cash primarily consists of reserves related to lease expirations as well as maintenance, structural, and debt service reserves.
Deferred Charges, Policy [Policy Text Block]
Deferred Costs, Net

Deferred costs, net, consists of deferred financing costs and deferred leasing costs. Deferred financing costs represent commitment fees, legal fees, and other costs associated with obtaining commitments for financing. These costs are amortized over the terms of the respective financing agreements using the effective interest method. Unamortized deferred financing costs are expensed when the associated debt is refinanced or repaid before maturity.  Costs incurred in seeking financial transactions that do not close are expensed in the period in which it is determined that the financing will not close.

Deferred leasing costs, consisting primarily of lease commissions and payments made to assume existing leases, are deferred and amortized over the term of the lease.

Share Repurchase Program [Policy Text Block]
Share Repurchase Program

The Company’s board of directors adopted a Share Repurchase Program (“SRP”) that enabled stockholders to sell their shares to the Company in limited circumstances. The SRP permitted investors to sell their shares back to the Company after they had held them for at least one year, subject to the significant conditions and limitations described below.

Prior to the time that the Company’s shares were listed on a national securities exchange and until the Company established an estimated value for the shares, the purchase price per share was dependent on the length of time investors held such shares as follows: after one year from the purchase date — the lower of $9.25 or 92.5% of the amount they actually paid for each share; after two years from the purchase date —the lower of $9.50 or 95.0% of the amount they actually paid for each share; after three years from the purchase date — the lower of $9.75 or 97.5% of the amount they actually paid for each share; and after four years from the purchase date — the lower of $10.00 or 100% of the amount they actually paid for each share (in each case, as adjusted for any stock distributions, combinations, splits and recapitalizations). The Company expected to begin establishing an estimated value for its shares based on the value of its real estate and real estate-related investments beginning 18 months after the close of the IPO. Beginning 18 months after the completion of the IPO (excluding shares of common stock issued under the DRIP), the Board of Directors would determine the value of the properties and the other assets based on such information as the Board determined appropriate, which was expected to include independent valuations of properties or of the Company as a whole, prepared by third-party service providers.

The Company was only authorized to repurchase shares pursuant to the SRP up to the value of shares issued under the DRIP and limit the amount spent to repurchase shares in a given quarter to the value of the shares issued under the DRIP in that same quarter. In addition, the board of directors may reject a request for redemption, at any time. Due to these limitations, the Company could not guarantee that it would have been able to accommodate all repurchase requests. Repurchases under the SRP by the Company were limited in any calendar year to 5% of the weighted average number of shares outstanding during the prior year (or 1.25% per calendar quarter).

When a stockholder requested repurchases and the repurchases were approved by the Company's board of directors, it reclassified such obligation from equity to a liability based on the settlement value of the obligation. The following table reflects the number of shares repurchased for the years ended December 31, 2012 and 2011. There were no repurchases requested or fulfilled during the period from October 15, 2010 (date of inception) to December 31, 2010.

	Number of Requests	Number of Shares	Average Price per Share
Year ended December 31, 2011	1	2,500	$10.00
Year ended December 31, 2012	73	188,531	9.93
Cumulative repurchase requests as of December 31, 2012 (1)	74	191,031	$9.93
_____________________________

(1)	Includes unfulfilled repurchase requests for 37,032 shares at a average price per share of $9.86, which were approved for repurchase as of December 31, 2012.

Distribution reinvestment Plan, policy [Policy Text Block]
Distribution Reinvestment Plan

Pursuant to the DRIP, stockholders may elect to reinvest distributions by purchasing shares of common stock in lieu of receiving cash.  No dealer manager fees or selling commissions are paid with respect to shares purchased pursuant to the DRIP.  Participants purchasing shares pursuant to the DRIP had the same rights and were treated in the same manner as if such shares were issued pursuant to the IPO. The board of directors may designate that certain cash or other distributions be excluded from the DRIP.  The Company had the right to amend any aspect of the DRIP or terminate the DRIP with ten days' notice to participants.  Shares issued under the DRIP are recorded within stockholders' equity in the accompanying consolidated balance sheets in the periods distributions are declared. During the years ended December 31, 2012 and 2011, the Company issued 2.8 million and 28,599 shares of common stock, respectively, with a value of $26.8 million and $0.3 million, respectively, in each case with a par value per share of $0.01, pursuant to the DRIP.

Derivatives, Policy [Policy Text Block]
Derivative Instruments

The Company may use derivative financial instruments to hedge all or a portion of the interest rate risk associated with its borrowings. Certain of the techniques used to hedge exposure to interest rate fluctuations may also be used to protect against declines in the market value of assets that result from general trends in debt markets. The principal objective of such agreements is to minimize the risks and/or costs associated with the Company's operating and financial structure as well as to hedge specific anticipated transactions.

The Company recorded all derivatives on the consolidated balance sheets at fair value.  The accounting for changes in the fair value of derivatives depends on the intended use of the derivative, whether the Company has elected to designate a derivative in a hedging relationship and apply hedge accounting and whether the hedging relationship has satisfied the criteria necessary to apply hedge accounting. Derivatives designated and qualifying as a hedge of the exposure to changes in the fair value of an asset, liability, or firm commitment attributable to a particular risk, such as interest rate risk, are considered fair value hedges. Derivatives designated and qualifying as a hedge of the exposure to variability in expected future cash flows, or other types of forecasted transactions, are considered cash flow hedges. Derivatives may also be designated as hedges of the foreign currency exposure of a net investment in a foreign operation. Hedge accounting generally provides for the matching of the timing of gain or loss recognition on the hedging instrument with the recognition of the changes in the fair value of the hedged asset or liability that are attributable to the hedged risk in a fair value hedge or the earnings effect of the hedged forecasted transactions in a cash flow hedge.  The Company may enter into derivative contracts that are intended to economically hedge certain of its risk, even though hedge accounting does not apply or the Company elects not to apply hedge accounting.

The accounting for subsequent changes in the fair value of these derivatives depends on whether each has been designed and qualifies for hedge accounting treatment. If the Company elected not to apply hedge accounting treatment, any changes in the fair value of these derivative instruments is recognized immediately in gains (losses) on derivative instruments in the consolidated statements of operations. If the derivative is designated and qualifies for hedge accounting treatment the change in the estimated fair value of the derivative is recorded in other comprehensive income (loss) to the extent that it is effective. Any ineffective portion of a derivative's change in fair value will be immediately recognized in earnings.

Revenue Recognition, Policy [Policy Text Block]
Revenue Recognition

The Company's revenues, which are derived primarily from rental income, include rents that each tenant pays in accordance with the terms of each lease reported on a straight-line basis over the initial term of the lease. Since many of the Company's leases provide for rental increases at specified intervals, straight-line basis accounting requires the Company to record a receivable, and include in revenues, unbilled rent receivables that the Company will only receive if the tenant makes all rent payments required through the expiration of the initial term of the lease. The Company defers the revenue related to lease payments received from tenants in advance of their due dates. When the Company acquires a property, the term of existing leases is considered to commence as of the acquisition date for the purposes of this calculation.

The Company continually reviews receivables related to rent and unbilled rent receivables and determine collectability by taking into consideration the tenant's payment history, the financial condition of the tenant, business conditions in the industry in which the tenant operates and economic conditions in the area in which the property is located. In the event that the collectability of a receivable is in doubt, the Company records an increase in the Company's allowance for uncollectible accounts or record a direct write-off of the receivable in the Company's consolidated statement of operations.

Cost recoveries from tenants are included in operating expense reimbursement in the period the related costs are incurred, as applicable.

Offering and Related Costs Policy [Policy Text Block]
Offering and Related Costs

Offering and related costs include all expenses incurred in connection with the Company's IPO. Offering costs (other than selling commissions and the dealer manager fee) include costs that may be paid by the Advisor, the Dealer Manager or their affiliates on behalf of the Company. These costs include but are not limited to (i) legal, accounting, printing, mailing, and filing fees; (ii) escrow related fees; (iii) reimbursement of the Dealer Manager for amounts it may pay to reimburse the bona fide diligence expenses of broker-dealers; and (iv) reimbursement to the Advisor for the salaries of its employees and other costs in connection with preparing supplemental sales materials and related offering activities.  The Company is obligated to reimburse the Advisor or its affiliates, as applicable, for organization and offering costs paid by them on behalf of the Company, provided that the Advisor is obligated to reimburse the Company to the extent organization and offering costs (excluding selling commissions and the dealer manager fee) incurred by the Company in the IPO exceed 1.5% of gross offering proceeds. As a result, these costs were only a liability of the Company to the extent selling commissions, the dealer manager fees and other organization and offering costs did not exceed 11.5% of the gross proceeds determined at the end of the IPO (See Note 12 — Related Party Transactions and Arrangements).

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
Share-Based Compensation

The Company had a stock-based incentive award plan for its directors, which is accounted for under the guidance for share based payments. The expense for such awards is included in general and administrative expenses and is recognized over the vesting period or when the requirements for exercise of the award have been met (See Note 14 — Share-Based Compensation).

Income Tax, Policy [Policy Text Block]
Income Taxes

The Company elected to be taxed as a REIT under Sections 856 through 860 of the Internal Revenue Code commencing with the tax year ended December 31, 2011. If the Company qualifies for taxation as a REIT, it generally will not be subject to federal corporate income tax to the extent it distributes its REIT taxable income to its stockholders, and so long as it distributes at least 90% of its REIT taxable income. REITs are subject to a number of other organizational and operational requirements. Even if the Company qualifies for taxation as a REIT, it may be subject to certain state and local taxes on its income and property, and federal income and excise taxes on its undistributed income.

Earnings Per Share, Policy [Policy Text Block]
Per Share Data

Income (loss) per basic share of common stock is calculated by dividing net income (loss) by the weighted-average number of shares of common stock issued and outstanding during such period. Diluted income (loss) per share of common stock considers the effect of potentially dilutive instruments outstanding during such period.

Segment Reporting, Policy [Policy Text Block]
Reportable Segments

The Company determined that it has one reportable segment, with activities related to investing in real estate. The Company's investments in real estate generate rental revenue and other income through the leasing of properties, which comprise 100% of total consolidated revenues. Management evaluates the operating performance of the Company's investments in real estate on an individual property level.

Recent Accounting Pronouncements
Recent Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board (the "FASB") issued guidance that expands the existing disclosure requirements for fair value measurements, primarily for Level 3 measurements, which are measurements based on unobservable inputs such as the Company's own data. This guidance was largely consistent with current fair value measurement principles with few exceptions that did not result in a change in general practice. The guidance was applied prospectively and was effective for interim and annual reporting periods beginning after December 15, 2011. The adoption of this guidance did not have a material impact on the Company's financial position or results of operations as the guidance relates only to disclosure requirements.

In June 2011, the FASB issued guidance requiring entities to present items of net income and other comprehensive income either in one continuous statement - referred to as the statement of comprehensive income - or in two separate, but consecutive, statements of net income and other comprehensive income. The new guidance did not change which components of comprehensive income are recognized in net income or other comprehensive income, or when an item of other comprehensive income must be reclassified to net income. In December 2011, the FASB deferred certain provisions of this guidance related to the presentation of certain reclassification adjustments out of accumulated other comprehensive income, by component, in both the statement and the statement where the reclassification is presented. This guidance was applied prospectively and was effective for interim and annual periods beginning after December 15, 2011. The adoption of this guidance did not have a material impact on the Company's financial position or results of operations but changed the location of the presentation of other comprehensive income to more closely associate the disclosure with net income.

In September 2011, the FASB issued guidance that allows entities to perform a qualitative analysis as the first step in determining whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If it is determined that it is not more likely than not that the fair value of the reporting unit is less than its carrying amount, then a quantitative analysis for impairment is not required. The guidance was effective for interim and annual impairment tests for fiscal periods beginning after December 15, 2011.  The adoption of this guidance did not have a material impact on the Company's financial position or results of operations.

In December 2011, the FASB issued guidance which contains new disclosure requirements regarding the nature of and entity's rights of offset and related arrangements associated with its financial instruments and derivative instruments. The new disclosures are designed to make financial statements prepared under U.S. GAAP more comparable to those prepared under International Financial Reporting Standards and will give the financial statement users information about both gross and net exposures. The guidance is effective for interim and annual reporting periods beginning on or after January 1, 2013.  The adoption of this guidance is not expected to have a material impact on the Company's financial position or results of operations.

In July 2012, the FASB issued revised guidance intended to simplify how an entity tests indefinite-lived intangible assets for impairment. The amendments will allow an entity first to assess qualitative factors to determine whether it is necessary to perform a quantitative impairment test. An entity will no longer be required to calculate the fair value of an indefinite-lived intangible asset and perform the quantitative test unless the entity determines, based on a qualitative assessment, that it is more likely than not that its fair value is less than its carrying amount. The amendments are effective for annual and interim indefinite-lived intangible asset impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted. The Company does not expect the adoption to have a material impact on the Company's financial position or results of operations.

Summary of Significant Accounting Policies Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Schedule of Treasury Stock by Class [Table Text Block]
The following table reflects
the number of shares repurchased for the years ended December 31, 2012 and 2011. There were no repurchases requested or fulfilled during the period from October 15, 2010 (date of inception) to December 31, 2010.

	Number of Requests	Number of Shares	Average Price per Share
Year ended December 31, 2011	1	2,500	$10.00
Year ended December 31, 2012	73	188,531	9.93
Cumulative repurchase requests as of December 31, 2012 (1)	74	191,031	$9.93
_____________________________

(1)	Includes unfulfilled repurchase requests for 37,032 shares at a average price per share of $9.86, which were approved for repurchase as of December 31, 2012.

Schedule of Intangible Assets and Goodwill [Table Text Block]	Intangible assets and acquired lease liabilities, as applicable, consisted of following:
Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
The following table provides the weighted-average amortization and accretion periods as of December 31, 2012, for intangible assets and liabilities, as applicable, and the projected amortization expense for the next five years:

(Dollar amounts in thousands)	Weighted- Average Amortization Period	2013	2014	2015	2016	2017
In-place leases	12.6 years	$15,577	$15,615	$15,519	$15,519	$15,518

Real Estate Investments (Tables)	12 Months Ended
Dec. 31, 2012
Real Estate [Abstract]
Assets and Liabilities Assumed
The following table presents the allocation of the assets acquired during the years ended December 31, 2012 and 2011 (dollar amounts in thousands). There were no assets acquired during the period from October 15, 2010 (date of inception) to December 31, 2010.

	Year Ended December 31,
	2012	2011
Real estate investments, at cost:
Land	$208,061	$7,135
Buildings, fixtures and improvements	1,076,211	54,585
Total tangible assets	1,284,272	61,720
Acquired intangibles:
In-place leases	173,086	10,733
Cash paid for acquired real estate investments, at cost	$1,457,358	$72,453
Number of properties purchased	466	41

Schedule of Real Estate Properties
The following table reflects the number and related aggregate purchase price of properties acquired during the years ended December 31, 2012 and 2011 (dollar amounts in thousands):

	Number of Properties	Base Purchase Price (1)
Year ended December 31, 2011	41	$72,453
Year ended December 31, 2012 (2)	466	1,457,358
Total portfolio as of December 31, 2012	507	$1,529,811
____________________________

(1)	Contract purchase price, excluding acquisition related costs.

(2)
Buildings, fixtures and improvements have been provisionally allocated for two properties with and aggregate purchase price $183.9 million of pending receipt of the cost segregation analyses on such assets being prepared by a third party specialist.

Business Acquisition, Pro Forma Information [Table Text Block]
The following table presents unaudited pro forma information as if the acquisitions during the year ended December 31, 2012 had been consummated on October 15, 2010 (date of inception). Additionally, the unaudited pro forma net income (loss) attributable to stockholders was adjusted to reclass $36.6 million of acquisition and transaction related expenses from the year ended December 31, 2012 to the period from October 15, 2010 (date of inception) to December 31, 2010.

	Year Ended December 31,		Period from October 15, 2010 (Date of Inception) to December 31, 2010
(In thousands)	2012	2011
Pro forma revenues	$123,309	$120,569	$25,057
Pro forma net income (loss) attributable to stockholders	$28,640	$26,328	$(29,884)

Schedule of Future Minimum Rental Payments for Operating Leases
The following table presents future minimum base rent payments on a cash basis due to the Company over the next five years and thereafter for the properties the Company owned as of December 31, 2012.  These amounts exclude contingent rent payments, as applicable, that may be collected from certain tenants based on provisions related to sales thresholds and increases in annual rent based on exceeding certain economic indexes among other items.

(In thousands)	Future Minimum Base Rent Payments
2013	$117,087
2014	117,632
2015	118,139
2016	118,771
2017	119,650
Thereafter	905,526
Total	$1,496,805

Schedule of Annualized Rental Income by Major Tenants
f December 31, 2012 and 2011. Annualized rental income for net leases is rental income on a straight-line basis as of December 31, 2012, which includes the effect of tenant concessions such as free rent, as applicable. The Company did not own any properties as of December 31, 2010.

Tenant	December 31, 2012	December 31, 2011
Dollar General	13.4%	43.4%
FedEx	11.1%	16.2%
Walgreens	*	27.9%
____________________________
* The tenant's annualized rental income on a straight-line basis was not greater than 10% of total annualized rental income for all portfolio properties on a straight-line basis as of the period specified

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas
The following table lists the states where the Company has concentrations of properties where annualized rental income on a straight-line basis represented greater than 10% of consolidated annualized rental income on a straight-line basis as of December 31, 2012 and 2011:

State	December 31, 2012	December 31, 2011
Illinois	12.5%	*
Texas	*	14.7%
Montana	*	12.2%
____________________________
* The state's annualized rental income on a straight-line basis was not greater than 10% of total annualized rental income for all portfolio properties on a straight-line basis as of the period specified.

Mortgage Notes Payable (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Schedule of Mortgage Notes Payable
The Company's mortgage notes payable consist of the following (dollar amounts in thousands):

	Encumbered Properties	Outstanding Loan Amount	Weighted-Average Effective Interest Rate (1)	Weighted-Average Maturity (2)
December 31, 2012	135	$229,360	4.24%	5.82
December 31, 2011	1	$5,060	3.75%	4.84
______________________

(1)
Mortgage notes payable have fixed rates or rates that are fixed through the use of interest rate hedging instruments. Effective interest rates range from 3.32% to 6.13% at December 31, 2012. The effective interest rate was 3.75% on the one mortgage note payable at December 31, 2011.

(2)	Weighted-average remaining years until maturity as of the periods presented.

Schedule of Aggregate Principal Payments of Mortgages
The following table summarizes the scheduled aggregate principal repayments subsequent to December 31, 2012 (in thousands):

Future Principal Payments
2013	$—
2014	—
2015	—
2016	5,060
2017	155,000
Thereafter	69,300
Total	$229,360

Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value, Liabilities Measured on Recurring Basis
The following table presents information about the Company's assets and liabilities (including derivatives that are presented net) measured at fair value on a recurring basis as of December 31, 2012 and 2011, aggregated by the level in the fair value hierarchy within which those instruments fall (in thousands):

	Quoted Prices in Active Markets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
December 31, 2012
Investment securities	$41,654	$—	$—	$41,654
Interest rate swaps	$—	$(3,830)	$—	$(3,830)

December 31, 2011
Interest rate swap	$—	$(98)	$—	$(98)

Fair Value, by Balance Sheet Grouping
. The fair values of the Company's remaining financial instruments that are not reported at fair value on the consolidated balance sheets are reported below (in thousands):

		Carrying Amount at	Fair Value at	Carrying Amount at	Fair Value at
	Level	December 31, 2012	December 31, 2012	December 31, 2011	December 31, 2011
Mortgage notes payable	3	$229,360	$235,263	$5,060	$5,060

Investement Securities (Tables)	12 Months Ended
Dec. 31, 2012
Investments, Debt and Equity Securities [Abstract]
Schedule of Available-for-sale Securities Reconciliation [Table Text Block]
The following table details the unrealized gains and losses on investment securities as of December 31, 2012. The Company did not have any such investments as of December 31, 2011 (in thousands):

	December 31, 2012
	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Investment securities	$41,747	$223	$(316)	$41,654

Derivatives and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Interest Rate Derivatives
As of December 31, 2012 , the Company had the following outstanding interest rate derivatives that were designated as cash flow hedges of interest rate risk (dollar amounts in thousands):

Interest Rate Derivative	Balance Sheet Location	Number of Instruments	Notional Amount	Fair Value
Interest Rate Swaps	Derivatives, at fair value	7	$152,590	$(3,830)

As of December 31, 2011, the Company had the following outstanding interest rate derivatives that were designated as cash flow hedges of interest rate risk (dollar amounts in thousands):

Interest Rate Derivative	Balance Sheet Location	Number of Instruments	Notional Amount	Fair Value
Interest Rate Swap	Derivatives, at fair value	1	$5,060	$(98)

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
The table below presents the fair value of the Company's derivative financial instruments as well as their classification on the consolidated balance sheets as of December 31, 2012 and 2011 (amounts in thousands):

	Balance Sheet Location	December 31, 2012	December 31, 2011
Interest Rate Swaps	Derivatives, at fair value	$(3,830)	$(98)

Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance
The table below details the location in the consolidated financial statements of the gain or loss recognized on interest rate derivatives designated as cash flow hedges for the years ended December 31, 2012 and 2011 (in thousands). The Company had no active derivatives during the period from October 15, 2010 (date of inception) to December 31, 2010.

	Years Ended December 31,
	2012	2011
Amount of loss recognized in accumulated other comprehensive loss from interest rate derivatives (effective portion)	$(4,672)	$(111)
Amount of loss reclassified from accumulated other comprehensive loss into income as interest expense (effective portion)	$(940)	$(13)
Amount of loss recognized in income on derivative (ineffective portion, reclassifications of missed forecasted transactions and amounts excluded from effectiveness testing) *	$(1)	$—
______________________
* The Company reclassified to interest expense, less than $1,000 of other comprehensive loss into earnings due to hedged forecasted transactions no longer probable of occurring.

Related Party Transactions and Arrangements (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Schedule of Selling Commissions and Dealer Manager Fees Payable to Affiliate [Table Text Block]
The following table details total selling commissions and dealer manager fees incurred and payable to the Dealer Manager as of and for the years ended December 31, 2012 and 2011 (amounts in thousands):

	Years Ended December 31,		Payable as of December 31,
	2012	2011	2012	2011
Total commissions and fees from Dealer Manager	$160,600	$9,833	$—	$92

Schedule Of Offering Costs Reimbursements to Related Party [Table Text Block]
The following table details offering costs reimbursements incurred and payable to the Advisor and Dealer Manager as of and for the years ended December 31, 2012 and 2011 (amounts in thousands):

	Years Ended December 31,		Payable as of December 31,
	2012	2011	2012	2011
Fees and expense reimbursements from the Advisor and Dealer Manager	$16,081	$4,383	$—	$220

Schedule of Amount Contractually Due and Forgiven in Connection With Operation Related Services
The following table presents the amounts incurred and amounts contractually due and forgiven in connection with the operations related services described above as of and for the years ended December 31, 2012 and 2011 (amounts in thousands). No such fees where incurred during the period from October 15, 2010 (date of inception) through December 31, 2010.

	Year Ended December 31,
	2012		2011		Payable as of December 31,
	Incurred	Forgiven	Incurred	Forgiven	2012	2011
One-time fees and reimbursements:
Acquisition fees and related cost reimbursements	$24,785	$—	$1,292	$—	$—	$37
Financing coordination fees	2,505	—	51	—	—	—
Other expense reimbursements	460	—	13	—	—	—
Ongoing fees:
Asset management fees(1)	1,060	848	72	72	—	—
Property management and leasing fees	918	918	15	15	—	—
Total related party operations-related fees and reimbursements	$29,728	$1,766	$1,443	$87	$—	$37
_________________________________

(1)
Effective July 1, 2012, the Company issued (subject to approval by the board of directors) to the Advisor restricted performance-based Class B units for asset management services, which were forfeited immediately if certain conditions occur.

Share-Based Compensation Schedule of Share-based Compensation, Activity (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based Compensation
The following table reflects the shares of common stock issued to directors in lieu of cash compensation:

	Year Ended December 31,
	2012	2011
Shares issued in lieu of cash	3,639	3,750
Value of shares issued in lieu of cash (in thousands)	$33	$34

Schedule of Share-based Compensation, Activity

	Number of Common Shares		Weighted-Average Issue Price
Unvested, January 1, 2011	—	—	$—
Granted	6,000	0.01	10.00
Unvested, December 31, 2011	6,000		10.00
Granted	15,000		9.40
Vested	(600)		10.00
Forfeitures	(3,000)		10.00
Unvested, December 31, 2012	17,400		$9.48

Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
The following is a summary of the basic and diluted net loss per share computation for the years ended December 31, 2012 and 2011 and the period from October 15, 2010 (date of inception) through December 31, 2010 (in thousands, except share and per share data):

	Years Ended December 31,		Period from October 15, 2010 (Date of Inception) to December 31, 2010
	2012	2011
Net loss attributable to stockholders	$(32,121)	$(2,124)	$—
Weighted-average common shares outstanding	98,277,041	1,763,190	20,000
Net loss per share attributable to stockholders, basic and diluted	$(0.33)	$(1.20)	NM

Quarterly Results (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Results (Unaudited) [Abstract]
Schedule of Quarterly Financial Information [Table Text Block]
Presented below is a summary of the unaudited quarterly financial information for the years ended December 31, 2012 and 2011:

	Quarters Ended
(In thousands, except share and per share amounts)	March 31, 2012	June 30, 2012	September 30, 2012	December 31, 2012
Total revenues	$3,296	$8,186	$14,064	$24,425
Net loss attributable to stockholders	(4,398)	(5,030)	(11,887)	(10,806)
Weighted-average shares outstanding	17,299,553	63,852,013	134,186,453	176,337,952
Basic and diluted net loss per share attributable to stockholders	$(0.25)	$(0.08)	$(0.09)	$(0.06)

	Quarters Ended
(In thousands, except share and per share amounts)	March 31, 2011	June 30, 2011	September 30, 2011	December 31, 2011
Total revenues	$—	$—	$8	$732
Net loss attributable to stockholders	(16)	(82)	(496)	(1,530)
Weighted-average shares outstanding	20,000	20,000	685,340	6,270,579
Basic and diluted net loss per share attributable to stockholders	$(0.80)	$(4.10)	$(0.72)	$(0.24)

Subsequent Events (Tables)	12 Months Ended
Dec. 31, 2012
Subsequent Event [Line Items]
Schedule of Subsequent Events
The following table presents certain information about the properties that the Company acquired from January 1, 2013 to February 28, 2013 (dollar amounts in thousands):

	No. of Buildings	Square Feet	Base Purchase Price (1)
Total Portfolio – December 31, 2012	507	13,009,361	$1,529,811
Acquisitions	26	808,268	151,232
Total portfolio – February 28, 2013	533	13,817,629	$1,681,043
____________________________

(1)	Contract purchase price, excluding acquisition and transaction related costs.

Organization (Details) (USD $)	12 Months Ended		15 Months Ended	27 Months Ended			27 Months Ended							0 Months Ended	27 Months Ended	12 Months Ended
	Dec. 31, 2012 property	Dec. 31, 2011 property	Dec. 31, 2011	Dec. 31, 2012	Jul. 31, 2011	Mar. 31, 2011	Dec. 31, 2012 Common Stock [Member]	Aug. 31, 2012 Common Stock [Member]	Aug. 30, 2012 Common Stock [Member]	Mar. 31, 2011 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member] Minimum [Member]	Mar. 31, 2011 Common Stock [Member] Minimum [Member]	Aug. 31, 2012 Common Stock, Reallocated from DRIP [Member]	Oct. 20, 2010 American Realty Capital III Special Limited Partnership, LLC [Member] Entity Wholly Owned by Sponsor [Member] Common Stock [Member]	Dec. 31, 2012 Total Portfolio, As of Document End Date [Member] property sqft	Dec. 31, 2012 Unaffiliated Third Party [Member]
Operations [Line Items]
Shares available for issuance under initial public offering, shares										150,000,000
Common stock, par value, in dollars per share	$ 0.01	$ 0.01	$ 0.01	$ 0.01		$ 0.01
Shares issued or available for issuance under initial public offering, price per share					$ 10		$ 10			$ 10				$ 10
Stock Available for Issuance, Shares, Dividend Reinvestment Plan									25,000,000	25,000,000
Share Price, Dividend Reinvestment Plan											$ 9.5	$ 9.5
Number of businesses cquired	466	41													507
Common Stock, shares issued	176,852,072	10,356,402	10,356,402	176,852,072				150,000,000					24,000,000
Common stock issued through distribution reinvestment plan (in shares)								1,000,000
Common Stock, shares outstanding	176,852,072	10,356,402	10,356,402	176,852,072
Share price of DRIP shares, as a percentage of estimated value of common stock												95.00%
Common stock held by related party, in shares														20,000
Proceeds from Issuance of stock			$ 102,700,000	$ 1,800,000,000			$ 1,800,000,000
Aggregate value of all issuances and subscriptions of common stock outstanding	1,800,000,000			1,800,000,000
Purchase Price															1,529,811,000
Area of properties, in square feet															13,000,000
Real estate property percent leased on weighted average basis	100.00%			100.00%
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest, Issuance of Units [Line Items]																800,000
Units of limited partner interest in OP held by The Advisor	202			202
Proceeds from Noncontrolling Interests	$ 7,375,000	$ 0		$ 0

Merger Agreement Merger Agreement (Details) (USD $)	Feb. 14, 2013 Unsecured Debt [Member] ARCP Merger [Member]	Feb. 14, 2013 Term Loan [Member] ARCP Merger [Member]	Feb. 14, 2013 Revolving Credit Facility [Member] ARCP Merger [Member]	Dec. 31, 2012 Option Two [Member] ARCP Merger [Member]	Dec. 31, 2012 Common Stock [Member] Option One [Member] ARCP Merger [Member]	Feb. 28, 2013 Common Stock [Member] Option One [Member] ARCP Merger [Member]	Dec. 31, 2012 Cash [Member] Option Two [Member] ARCP Merger [Member]	Feb. 28, 2013 Cash [Member] Option Two [Member] ARCP Merger [Member]	Dec. 31, 2012 ARCP [Member] ARCP Merger [Member]	Feb. 28, 2013 Entity Wholly Owned by Sponsor [Member] American Realty Capital III Special Limited Partnership, LLC [Member] ARCP Merger [Member]	Feb. 28, 2013 External Credit Rating, Non Investment Grade [Member] Maximum [Member]	Feb. 28, 2013 External Credit Rating, Non Investment Grade [Member] Minimum [Member]	Feb. 28, 2013 External Credit Rating, Investment Grade [Member] Maximum [Member]	Feb. 28, 2013 External Credit Rating, Investment Grade [Member] Minimum [Member]	Feb. 28, 2013 Pre-Conversion [Member] Common Stock [Member] Entity Wholly Owned by Sponsor [Member] American Realty Capital III Special Limited Partnership, LLC [Member] ARCP Merger [Member]	Feb. 28, 2013 Post-Conversion [Member] Common Stock [Member] Entity Wholly Owned by Sponsor [Member] American Realty Capital III Special Limited Partnership, LLC [Member] ARCP Merger [Member]	Feb. 28, 2013 Pre-tax Non-compounded Return on Capital Contribution [Member] Annual Targeted Investor Return [Member] Advisor [Member] American Realty Capital Advisors III LLC [Member]	Dec. 31, 2012 Pre-tax Non-compounded Return on Capital Contribution [Member] Annual Targeted Investor Return [Member] Advisor [Member] American Realty Capital Advisors III LLC [Member]
Business Acquisition [Line Items]
Convertible stock issued during period, shares					0.95				0.95
Related Party Transaction, Cumulative Capital Investment Return, as a Percentage of Benchmark																	6.00%	6.00%
Related Party Transaction, Cumulative Capital Investment Return																	$ 557,300,000
Contributions From Non-Controlling Interest Holders										800,000
Convertible stock issued during period, value							$ 12
Percentage of Considerating Paid in Stock				30.00%
Common stock, shares outstanding						148,200,000		29,200,000
percentage of shares outstanding								16.50%
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest, Issuance of Units [Line Items]															7,600,000	7,300,000
Line of Credit Facility, Current Borrowing Capacity	875,000,000	525,000,000	350,000,000
Line of Credit Facility, Maximum Borrowing Capacity	$ 1,000,000,000
Debt Instrument, Basis Spread on Variable Rate											22000.00%	16000.00%	20000.00%	11500.00%

Summary of Significant Accounting Policies Summary of Significant Accounting Policies (Details) (USD $)	12 Months Ended		27 Months Ended				0 Months Ended	12 Months Ended					27 Months Ended	12 Months Ended						12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2011	Dec. 31, 2010	Oct. 14, 2010	Aug. 10, 2011 Minimum [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Leases, Acquired-in-Place [Member]	Dec. 31, 2012 Funded [Member]	Dec. 31, 2011 Funded [Member]	Dec. 31, 2012 Funded [Member]	Dec. 31, 2012 Unfunded [Member]	Dec. 31, 2012 Additional Paid-in Capital [Member]	Dec. 31, 2011 Additional Paid-in Capital [Member]	Dec. 31, 2012 Distribution Reinvestment Plan [Member]	Dec. 31, 2012 One Year [Member] Minimum [Member]	Dec. 31, 2012 One Year [Member] Maximum [Member]	Dec. 31, 2012 One Year [Member] Leases, Acquired-in-Place [Member]	Dec. 31, 2012 Two Years [Member] Minimum [Member]	Dec. 31, 2012 Two Years [Member] Maximum [Member]	Dec. 31, 2012 Two Years [Member] Leases, Acquired-in-Place [Member]	Dec. 31, 2012 Three Years [Member] Minimum [Member]	Dec. 31, 2012 Three Years [Member] Maximum [Member]	Dec. 31, 2012 Three Years [Member] Leases, Acquired-in-Place [Member]	Dec. 31, 2012 Four Years [Member] Minimum [Member]	Dec. 31, 2012 Four Years [Member] Maximum [Member]	Dec. 31, 2012 Four Years [Member] Leases, Acquired-in-Place [Member]	Dec. 31, 2012 Five Years [Member] Leases, Acquired-in-Place [Member]	Dec. 31, 2012 Gross Organization and Offering Costs, Measured at the End of the Offering [Member] Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Proceeds from Issuance of Common Stock							$ 2,000,000
Real Estate Property, Weighted Average Remaining Lease Term								6 years	25 years
Finite-Lived Intangible Asset, Acquired-in-Place Leases, Net of Accumulated Amortization	177,880,000	10,648,000	177,880,000
Accumulated Amortization, Finite-Lived Intangible Asset, Acquired-in-Place-Leases	5,939,000	85,000	5,939,000
Period of Amortization for Intangible Asset										12 years 6 months 28 days
Amortization of intangibles	5,854,000	85,000	0																	15,577,000			15,615,000			15,519,000			15,519,000	15,518,000
Cash and cash equivalents	154,125,000	16,183,000	154,125,000		0	0
Cash in excess of FDIC limit	152,300,000		152,300,000
Repurchase Price, Share Repurchase Program																		$ 9.25			$ 9.5			$ 9.75			$ 10
Repurchase Price, Share Repurchase Program, Percentage of Value of Capital Paid																			92.50%			95.00%			97.50%			100.00%
Stock Repurchase Program, Annual Authorized Amount as a Percentage of Weighted Average Shares Outstanding at the End of Prior Year	5.00%		5.00%
Stock Repurchase Program, Quarterly Authorized Amount as a Percentage of Weighted Average Shares Outstanding at the end of Prior Year	1.25%		1.25%
Number of Share Repurchase Requests	73	1	73								74		74
Stock Repurchased During Period, Shares											188,531	2,500	191,031
Treasury Stock Acquired, Average Cost Per Share											$ 9.93	$ 10	$ 9.93	$ 9.86
Stock Repurchase Program, Remaining Number of Shares Authorized to be Repurchased	37,032		37,032
Common stock issued through distribution reinvestment plan (in shares)	2,800,000	0
Common stock issued through distribution reinvestment plan	$ 26,784,000	$ 271,000	$ 0												$ 26,756,000	$ 271,000
Common stock, par value	$ 0.01	$ 0.01	$ 0.01	$ 0.01													$ 0.01
Liability for offering and related costs from IPO									1.50%																						11.50%

Real Estate Investments (Schedule of Assets and Liabilities Assumed) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 property	Dec. 31, 2011 property
Acquired Finite-Lived Intangible Assets [Line Items]
Land	$ 208,061	$ 7,135
Buildings fixtures and improvements	1,076,211	54,585
Total tangible assets	1,284,272	61,720
Cash paid for acquired real estate investments	1,457,358	72,453
Number of properties purchased, in properties	466	41
In-Place Leases [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
In-place leases	$ 173,086	$ 10,733

Real Estate Investments (Schedule of Real Estate Properties) (Details) (USD $)	12 Months Ended		27 Months Ended
	Dec. 31, 2012 property	Dec. 31, 2011 property	Dec. 31, 2012 Total Portfolio, As of Document End Date [Member] property sqft
Business Acquisition [Line Items]
Number of Real Estate Properties	2
Real Estate Investment, Aggregate Purchase Price			$ 1,529,811,000
Area of properties, in square feet			13,000,000
Number of businesses cquired	466	41	507
Business Acquisition, Cost of Acquired Entities Throughout Period, Purchase Price	1,457,358,000	72,453,000
Business Acquisition, Pending Purchase Price Allocation	$ 183,900,000

Real Estate Investments Real Estate Investments (Schedule of Pro Forma information) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011
Business Acquisition [Line Items]
Acquisition and transaction related	$ 0	$ 38,773	$ 2,023
Business Acquisition, Pro Forma Revenue	25,057	123,309	120,569
Business Acquisition, Pro Forma Net Income (Loss)	(29,884)	28,640	26,328
Property Acquisition [Member]
Business Acquisition [Line Items]
Acquisition and transaction related		$ 36,638

Real Estate Investments (Schedule of Future Minimum Rental Payments for Operating Leases) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Real Estate [Abstract]
2013	$ 117,087
2014	117,632
2015	118,139
2016	118,771
2017	119,650
Thereafter	905,526
Total	$ 1,496,805

Real Estate Investments Real Estate Investments (Schedule of Annualized Rental Income by Major Tenants) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Dollar General [Member]
Real Estate Properties [Line Items]
Annualized rental income, Percentage	13.40%	43.40%
FedEx [Member]
Real Estate Properties [Line Items]
Annualized rental income, Percentage	11.10%	16.20%
Walgreens [Member]
Real Estate Properties [Line Items]
Annualized rental income, Percentage		27.90%

Real Estate Investments Real Estate Investments (Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas) (Details)	12 Months Ended
	Dec. 31, 2012 ILLINOIS	Dec. 31, 2011 TEXAS	Dec. 31, 2011 MONTANA
Revenue, Major Customer [Line Items]
Annualized rental income, Percentage	12.50%	14.70%	12.20%

Senior Revolving Credit Facility (Details) (USD $)	12 Months Ended	0 Months Ended
	Dec. 31, 2012	Jul. 20, 2012 RBS Citizens, N.A. [Member] Above Threshold [Member]	Jul. 20, 2012 RBS Citizens, N.A. [Member] Below Threshold [Member]	Jul. 20, 2012 RBS Citizens, N.A. [Member] Revolving Credit Facility [Member]	Dec. 31, 2012 RBS Citizens, N.A. [Member] Revolving Credit Facility [Member] Maximum [Member]	Jul. 20, 2012 RBS Citizens, N.A. [Member] Revolving Credit Facility [Member] Maximum [Member]	Jul. 20, 2012 Issuance of Debt [Member] Revolving Credit Facility [Member]	Jul. 20, 2012 LIBOR [Member] Issuance of Debt [Member] RBS Citizens, N.A. [Member] Revolving Credit Facility [Member] Option One [Member] Minimum [Member]	Jul. 20, 2012 LIBOR [Member] Issuance of Debt [Member] RBS Citizens, N.A. [Member] Revolving Credit Facility [Member] Option One [Member] Maximum [Member]	Jul. 20, 2012 RBS Citizens, N.A. Publicly Announced Base Rate [Member] Issuance of Debt [Member] RBS Citizens, N.A. [Member] Revolving Credit Facility [Member] Option Two [Member] Minimum [Member]	Jul. 20, 2012 RBS Citizens, N.A. Publicly Announced Base Rate [Member] Issuance of Debt [Member] RBS Citizens, N.A. [Member] Revolving Credit Facility [Member] Option Two [Member] Maximum [Member]	Jul. 20, 2012 Federal Funds Effective Rate [Member] RBS Citizens, N.A. [Member] Revolving Credit Facility [Member] Line of Credit Facility, Base Rate, Option Two [Member]
Maximum capacity on credit facility							$ 100,000,000
Line of Credit Facility, Additional Borrowing Capacity, Accordion Feature						250,000,000
Term of credit facility				36 months
Line of credit, length of extension option				12 months
Debt Instrument, Basis Spread on Variable Rate								2.10%	3.50%	2.50%	3.00%	1.00%
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage		0.25%	0.15%
Line of Credit Facility, Commitment Fee Percentage, Threshold, Unused Capacity as a Percentage of Current Capacity					50.00%
Debt Instrument, Unused Borrowing Capacity, Fee	$ 96,000

Mortgage Notes Payable (Schedule of Mortgage Notes Payable) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 property	Dec. 31, 2011 property
Debt Instrument [Line Items]
Outstanding Loan Amount	$ 229,360	$ 5,060
Mortgages [Member]
Debt Instrument [Line Items]
Encumbered Properties, in properties	135	1
Outstanding Loan Amount	$ 229,360	$ 5,060
Debt, Weighted Average Interest Rate	4.24%	3.75%	[1]
Debt, Weighted Average Maturity Term	5 years 9 months 27 days	4 years 10 months 2 days
Effective Interest Rate		3.75%
Minimum [Member] | Mortgages [Member]
Debt Instrument [Line Items]
Effective Interest Rate	3.32%
Maximum [Member] | Mortgages [Member]
Debt Instrument [Line Items]
Effective Interest Rate	6.13%

[1]	Mortgage notes payable have fixed rates or rates that are fixed through the use of interest rate hedging instruments. Effective interest rates range from 3.32% to 6.13% at December 31, 2012. The effective interest rate was 3.75% on the one mortgage note payable at December 31, 2011.

Mortgage Notes Payable (Schedule Of Aggregate Future Principal Payments On Mortgage Notes Payable) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Total	$ 229,360	$ 5,060
Mortgages [Member]
Debt Instrument [Line Items]
2013	0
2014	0
2015	0
2016	5,060
2017	155,000
Thereafter	69,300
Total	$ 229,360	$ 5,060

Fair Value of Financial Instruments (Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis) (Details) (Fair Value, Measurements, Recurring [Member], USD $)
In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Investment Securities [Member] | Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities	$ 41,654
Investment Securities [Member] | Quoted Prices in Active Markets Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities	41,654
Investment Securities [Member] | Significant Other Observable Inputs Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities	0
Investment Securities [Member] | Significant Unobservable Inputs Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities	0
Interest Rate Swap [Member] | Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swaps	(3,830)	(98)
Interest Rate Swap [Member] | Quoted Prices in Active Markets Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swaps	0	0
Interest Rate Swap [Member] | Significant Other Observable Inputs Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swaps	(3,830)	(98)
Interest Rate Swap [Member] | Significant Unobservable Inputs Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swaps	$ 0	$ 0

Investement Securities (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Equity securities, weighted average maturity	29 years 7 months 1 day
Investment Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available for sale securities	41,747
Gross unrealized gains	223
Gross unrealized losses	(316)
Investment securities	41,654
Equity securites, weighted average interest rate	5.70%

Fair Value of Financial Instruments (Fair Value, by Balance Sheet Grouping) (Details) (Fair Value, Inputs, Level 3 [Member], Mortgages [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Mortgage notes fair value	$ 229,360	$ 5,060
Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Mortgage notes fair value	$ 235,263	$ 5,060

Derivatives and Hedging Activities (Schedule Of Interest Rate Derivative) (Details) (Derivatives at Fair Value [Member], Designated as Hedging Instrument [Member], Cash Flow Hedging [Member], Swap [Member], USD $)
In Thousands, unless otherwise specified	Dec. 31, 2012 derivative	Dec. 31, 2011 derivative
Derivatives at Fair Value [Member] | Designated as Hedging Instrument [Member] | Cash Flow Hedging [Member] | Swap [Member]
Derivative [Line Items]
Number of Instruments, in derivatives	7,000	1,000
Notional Amount	$ 152,590	$ 5,060
Derivative at fair value	$ (3,830)	$ (98)

Derivatives and Hedging Activities (Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance) (Details) (Cash Flow Hedging [Member], Interest Rate Swap [Member], USD $)
In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Amount of loss recognized in accumulated other comprehensive income from interest rate derivatives (effective portion)	$ (4,672)		$ (111)
Amount of gain (loss) recognized in income on derivative instruments (ineffective portion and amount excluded from effectiveness testing)	(1)	[1]	0	[1]
Interest Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) reclassified from accumulated other comprehensive income into income as interest expense (effective portion)	$ (940)		$ (13)

[1]	* The Company reclassified to interest expense, less than $1,000 of other comprehensive loss into earnings due to hedged forecasted transactions no longer probable of occurring.

Derivatives and Hedging Activities (Narrative) (Details) (Designated as Hedging Instrument [Member], Cash Flow Hedging [Member], Interest Rate Swap [Member], USD $)
In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Derivative [Line Items]
Amount required to settle its obligations under the agreement at its aggregate termination value incase of breach	$ 4.1
Interest Expense [Member]
Derivative [Line Items]
Derivative Instruments, Gain (Loss) Reclassification from Accumulated OCI to Income, Estimate of Time to Transfer	12 months
Reclassified from other comprehensive income as an increase to interest expense	$ 1.5

Derivatives and Hedging Activities Schedule of Derivative Instruments in Statement of Financial Position, Fair Value (Details) (Cash Flow Hedging [Member], Designated as Hedging Instrument [Member], USD $)
In Thousands, unless otherwise specified	Dec. 31, 2012 Swap [Member] Derivatives at Fair Value [Member]	Dec. 31, 2011 Swap [Member] Derivatives at Fair Value [Member]	Dec. 31, 2012 Interest Expense [Member] Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Derivative Instruments, Gain (Loss) Reclassification from Accumulated OCI to Income, Estimate of Time to Transfer			12 months
Derivative at fair value	$ (3,830)	$ (98)

Common Stock (Details) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended	15 Months Ended	27 Months Ended
	Oct. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Jul. 31, 2011
Stockholders' Equity Note [Abstract]
Common stock, shares outstanding		176,852,072	10,356,402	176,852,072
Proceeds from Issuance of stock			$ 102.7	$ 1,800
Annualized dividend, common Stock, percentage	6.60%
Shares issued or available for issuance under initial public offering, price per share					$ 10
Dividends declared per day, in dollars per share		$ 0.001803279

Related Party Transactions and Arrangements (Details) (USD $)	3 Months Ended	12 Months Ended		15 Months Ended	27 Months Ended			12 Months Ended				27 Months Ended	3 Months Ended	12 Months Ended		2 Months Ended	12 Months Ended	0 Months Ended				12 Months Ended							0 Months Ended
Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 American Realty Capital III Special Limited Partnership, LLC [Member] Entity Wholly Owned by Sponsor [Member]	Dec. 31, 2012 Sales Commissions and Fees [Member] Realty Capital Securities, LLC [Member] Dealer Manager [Member]	Dec. 31, 2011 Sales Commissions and Fees [Member] Realty Capital Securities, LLC [Member] Dealer Manager [Member]	Dec. 31, 2012 Fees and Expense Reimbursement, Stock Offering [Member] American Realty Capital Advisors III LLC [Member] Advisor [Member]	Dec. 31, 2011 Fees and Expense Reimbursement, Stock Offering [Member] American Realty Capital Advisors III LLC [Member] Advisor [Member]	Dec. 31, 2012 Common Stock [Member]	Dec. 31, 2010 Class B Units [Member]	Dec. 31, 2012 Class B Units [Member]	Dec. 31, 2011 Class B Units [Member]	Feb. 28, 2013 Class B Units [Member] American Realty Capital Advisors III LLC [Member] Advisor [Member]	Dec. 31, 2012 Class B Units [Member] American Realty Capital Advisors III LLC [Member] Advisor [Member]	Feb. 28, 2013 ARCP Merger [Member] American Realty Capital III Special Limited Partnership, LLC [Member] Entity Wholly Owned by Sponsor [Member]	Feb. 28, 2013 ARCP Merger [Member] Pre-Conversion [Member] Common Stock [Member] American Realty Capital III Special Limited Partnership, LLC [Member] Entity Wholly Owned by Sponsor [Member]	Feb. 28, 2013 ARCP Merger [Member] Post-Conversion [Member] Common Stock [Member] American Realty Capital III Special Limited Partnership, LLC [Member] Entity Wholly Owned by Sponsor [Member]	Feb. 28, 2013
ARCP Merger [Member]
Post-Conversion [Member]
Class B Units [Member]
Common Stock [Member]
American Realty Capital III Special Limited Partnership, LLC [Member]
Entity Wholly Owned by Sponsor [Member]
Dec. 31, 2012 Legal Services [Member] ARC Advisory Services, LLC [Member]	Dec. 31, 2012 Legal, Technology and Other Services [Member] ARC Advisory Services, LLC [Member]	Dec. 31, 2012 Financial Advisory Services Related to Proxy Solicitation [Member] Realty Capital Securities, LLC [Member]	Dec. 31, 2012
Excess of Adjusted Market Value of Real Estate Assets Plus Distributions Over Aggregate Contributed Investor Capital [Member]
American Realty Capital Advisors III LLC [Member]
Advisor [Member]
Dec. 31, 2012 Gross Proceeds, Initial Public Offering [Member] Realty Capital Securities, LLC [Member] Dealer Manager [Member]	Feb. 28, 2013 Pre-tax Non-compounded Return on Capital Contribution [Member] Annual Targeted Investor Return [Member] American Realty Capital Advisors III LLC [Member] Advisor [Member]	Dec. 31, 2012 Pre-tax Non-compounded Return on Capital Contribution [Member] Annual Targeted Investor Return [Member] American Realty Capital Advisors III LLC [Member] Advisor [Member]	Feb. 28, 2013 Pre-tax Non-compounded Return on Capital Contribution [Member] Asset Management Fees [Member] American Realty Capital Advisors III LLC [Member] Advisor [Member]	Dec. 31, 2012 Gross Proceeds, Common Stock [Member] Realty Capital Securities, LLC [Member] Dealer Manager [Member]	Dec. 31, 2012 Contract Purchase Price [Member] American Realty Capital Advisors III LLC [Member] Advisor [Member]	Dec. 31, 2012 Contract Purchase Price [Member] American Realty Capital Advisors III LLC [Member] Advisor [Member] Maximum [Member]	Dec. 31, 2012 Amount Available or Outstanding Under Financing Arrangement [Member] American Realty Capital Advisors III LLC [Member] Advisor [Member]	Dec. 31, 2012 Average Invested Assets [Member] American Realty Capital Advisors III LLC [Member] Advisor [Member]	Dec. 31, 2012 Average Invested Assets [Member] American Realty Capital Advisors III LLC [Member] Advisor [Member] Maximum [Member] Greater Of [Member]	Dec. 31, 2012 Gross Revenue, Stand-alone Single-tenant Net Leased Properties [Member] American Realty Capital Advisors III LLC [Member] Advisor [Member]	Dec. 31, 2012 Gross Revenue, Excluding Stand-alone Single-tenant Net Leased Properties [Member] American Realty Capital Advisors III LLC [Member] Advisor [Member]	Dec. 31, 2012 Gross Revenue, Managed Properties [Member] American Realty Capital Advisors III LLC [Member] Advisor [Member] Maximum [Member]	Dec. 31, 2012
Net Income, Excluding Additions to Non-cash Reserves and Gains on Sales of Assets [Member]
American Realty Capital Advisors III LLC [Member]
Advisor [Member]
Maximum [Member]
Greater Of [Member]
																																								Dec. 31, 2012 Contract Sales Price [Member] Brokerage Commission Fees [Member] American Realty Capital Advisors III LLC [Member] Advisor [Member] Maximum [Member]	Dec. 31, 2012 Contract Sales Price [Member] Real Estate Commissions [Member] American Realty Capital Advisors III LLC [Member] Advisor [Member] Maximum [Member]	Dec. 31, 2012 Net Sale Proceeds, after Return of Capital Contributions and Annual Targeted Investor Return [Member] American Realty Capital Advisors III LLC [Member] Advisor [Member]	Dec. 31, 2012 Advance on Loan or Other Investment [Member] American Realty Capital Advisors III LLC [Member] Advisor [Member]
Related Party Transaction [Line Items]
Common stock held by related party, in shares							20,000
Related Party Transaction, Sales Commissions Earned by Related Party, Percentage of Benchmark																										7.00%
Related Party Transaction, Gross Proceeds from the Salse of Common Stock, Before Allowances, Percentage of Benchmark																														3.00%
Liability for offering and related costs from IPO						1.50%
Cumulative offering costs, net of unpaid amounts					$ 196,500,000
Proceeds from Issuance of stock				102,700,000	1,800,000,000							1,800,000,000
Cumulative Offering Proceeds, Net of Cumulative Offering Costs		1,600,000,000			1,600,000,000
Acquisition fees as a percentage of benchmark																															1.00%
Related Party Transaction, Financing Advance Fees Earned by Related Party, Percentage of Benchmark																																											1.00%
Financing advance fees as a percentage of benchmark																															0.50%
Aggregate acquisition fees and acquisition related expenses as a percentage of benchmark																																4.50%
Acquisition and financing coordination fees as a percentage of benchmark																																1.50%
Origination or refinancing services as a percentage of benchmark																																	0.75%
Asset management fees as a percentage of benchmark																																		0.75%
Cumulative capital investment return to investors as a percentage of benchmark																											6.00%	6.00%
Antidilutive securities excluded from computation of earnings per share	0	936,078	6,000										0	145,022	0	603,599	145,022
Fees paid to related parties								160,600,000	9,833,000																				10,000,000
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest, Issuance of Units [Line Items]																			7,600,000	7,300,000	700,000
Property management fees as a percentage of benchmark																																				2.00%	4.00%
Oversight fees as a percentage of benchmark																																						1.00%
Operating expenses as a percentage of benchmark																																			2.00%				25.00%
Expenses absorbed by advisor										100,000	0
Merger Expenses Agreed To																						500,000	2,000,000	600,000
Merger Expenses																						500,000	300,000	100,000
Real estate commissions as a percentage of benchmark																																								2.00%	6.00%
Subordinated participation fees as a percentage of benchmark																																										15.00%
Related Party Transaction, Cumulative Capital Investment Return																											557,300,000
Contributions From Non-Controlling Interest Holders																		$ 800,000
Subordinated incentive listing distribution as a percentage of the benchmark																									15.00%

Related Party Transactions and Arrangements (Schedule of Amount Contractually Due and Forgiven in Connection With Operation Related Services) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Payable [Member] | Acquisition and Related Expenses [Member] | One-time Fees [Member]
Related Party Transaction [Line Items]
Fees paid to related parties	$ 0	$ 37,000
Payable [Member] | Financing Coordination Fees [Member] | One-time Fees [Member]
Related Party Transaction [Line Items]
Fees paid to related parties	0	0
Payable [Member] | Other Expense Reimbursements [Member] | One-time Fees [Member]
Related Party Transaction [Line Items]
Fees paid to related parties	0	0
Payable [Member] | Asset Management Fees [Member] | Ongoing Fees [Member]
Related Party Transaction [Line Items]
Fees paid to related parties	0	0
Payable [Member] | Property Management and Leasing Fees [Member] | Ongoing Fees [Member]
Related Party Transaction [Line Items]
Fees paid to related parties	0	0
Payable [Member] | Operation Fees and Reimbursements [Member]
Related Party Transaction [Line Items]
Fees paid to related parties	0	37,000
Incurred [Member]
Related Party Transaction [Line Items]
Fees paid to related parties	29,728,000	1,443,000
Incurred [Member] | Acquisition and Related Expenses [Member] | One-time Fees [Member]
Related Party Transaction [Line Items]
Fees paid to related parties	24,785,000	1,292,000
Incurred [Member] | Financing Coordination Fees [Member] | One-time Fees [Member]
Related Party Transaction [Line Items]
Fees paid to related parties	2,505,000	51,000
Incurred [Member] | Other Expense Reimbursements [Member] | One-time Fees [Member]
Related Party Transaction [Line Items]
Fees paid to related parties	460,000	13,000
Incurred [Member] | Asset Management Fees [Member] | Ongoing Fees [Member]
Related Party Transaction [Line Items]
Fees paid to related parties	1,060,000	72,000
Incurred [Member] | Property Management and Leasing Fees [Member] | Ongoing Fees [Member]
Related Party Transaction [Line Items]
Fees paid to related parties	918,000	15,000
Forgiven [Member]
Related Party Transaction [Line Items]
Fees paid to related parties	1,766,000	87,000
Forgiven [Member] | Acquisition and Related Expenses [Member] | One-time Fees [Member]
Related Party Transaction [Line Items]
Fees paid to related parties	0	0
Forgiven [Member] | Financing Coordination Fees [Member] | One-time Fees [Member]
Related Party Transaction [Line Items]
Fees paid to related parties	0	0
Forgiven [Member] | Other Expense Reimbursements [Member] | One-time Fees [Member]
Related Party Transaction [Line Items]
Fees paid to related parties	0	0
Forgiven [Member] | Asset Management Fees [Member] | Ongoing Fees [Member]
Related Party Transaction [Line Items]
Fees paid to related parties	848,000	72,000
Forgiven [Member] | Property Management and Leasing Fees [Member] | Ongoing Fees [Member]
Related Party Transaction [Line Items]
Fees paid to related parties	918,000	15,000
Advisor and Dealer Manager [Member] | American Realty Capital Healthcare Advisors, LLC and Realty Capital Securities, LLC [Member] | Fees and Expense Reimbursement, Stock Offering [Member]
Related Party Transaction [Line Items]
Fees paid to related parties	16,081,000	4,383,000
Advisor and Dealer Manager [Member] | American Realty Capital Healthcare Advisors, LLC and Realty Capital Securities, LLC [Member] | Payable [Member] | Fees and Expense Reimbursement, Stock Offering [Member]
Related Party Transaction [Line Items]
Fees paid to related parties	0	220,000
Dealer Manager [Member] | Realty Capital Securities, LLC [Member] | Sales Commissions and Fees [Member]
Related Party Transaction [Line Items]
Fees paid to related parties	160,600,000	9,833,000
Dealer Manager [Member] | Realty Capital Securities, LLC [Member] | Payable [Member] | Sales Commissions and Fees [Member]
Related Party Transaction [Line Items]
Fees paid to related parties	$ 0	$ 92,000

Share-Based Compensation (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted share vesting period	5 years
Stock Options [Member] | Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, fixed exercise price, in dollars per share	$ 10
Number of shares authorized, in shares	500,000
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested, December 31, 2011, Number of common shares, in shares	17,400,000	6,000,000	0
Unvested, December 31, 2011, Weighted Average Issue Price, in dollars per share	$ 9.48	$ 10	$ 0
Granted, Number of Shares, in shares	15,000,000	6,000,000
Granted, Weighted-Average Issue Price, in dollars per share	$ 9.4	$ 10
Vested, Number of Shares, in shares	(600,000)
Vested, Weighted-Average Issue Price, in dollars per share	$ 10
Forfeitures, Number of Shares, in shares	(3,000,000)
Forfeitures, Weighted-Average Issue Price, in dollars per share	$ 10
Restricted Stock [Member] | Restricted Share Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted automatically upon election to board of directors, in shares	3,000
Restricted share vesting period	5 years
Periodic vesting percentage	20.00%
Maximum authorized amount as a percentage of shares authorized	5.00%
Allocated Share-based Compensation Expense	$ 21,000	$ 9,000
Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Issued in lieu of cash for services, in shares	3,639	3,750
Shares issued in lieu of cash for services, fees earned for services performed	$ 33,000	$ 34,000
Contract Purchase Price [Member] | Maximum [Member] | Restricted Stock [Member] | Restricted Share Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair Value of Restricted Share Grants	0.00%
Net Sale Proceeds, after Return of Capital Contributions and Annual Targeted Investor Return [Member] | Maximum [Member] | Restricted Stock [Member] | Restricted Share Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair Value of Restricted Share Grants	15.00%
Pre-tax Non-compounded Return on Capital Contribution [Member] | Maximum [Member] | Restricted Stock [Member] | Restricted Share Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair Value of Restricted Share Grants	6.00%
Average Invested Assets [Member] | Maximum [Member] | Restricted Stock [Member] | Restricted Share Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair Value of Restricted Share Grants	2.00%
Net Income, Excluding Additions to Non-cash Reserves and Gains on Sales of Assets [Member] | Maximum [Member] | Restricted Stock [Member] | Restricted Share Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair Value of Restricted Share Grants	25.00%
Disposition Fees [Member] | Maximum [Member] | Restricted Stock [Member] | Restricted Share Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair Value of Restricted Share Grants	3.00%

Net Loss Per Share (Schedule of Earnings Per Share, Basic and Diluted) (Details) (USD $)	3 Months Ended									12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net loss attributable to stockholders	$ (10,806,000)	$ (11,887,000)	$ (5,030,000)	$ (4,398,000)	$ (1,530,000)	$ (496,000)	$ (82,000)	$ (16,000)	$ 0	$ (32,121,000)	$ (2,124,000)
Basic and diluted weighted average common shares outstanding	176,337,952	134,186,453	63,852,013	17,299,553	6,270,579	685,340	20,000	20,000	20,000	98,277,041	1,763,190
Net loss per share attributable to stockholders, basic and diluted, in dollars per share	$ (0.06)	$ (0.09)	$ (0.08)	$ (0.25)	$ (0.24)	$ (0.72)	$ (4.1)	$ (0.8)		$ (0.33)	$ (1.2)
Antidilutive securities excluded from computation of earnings per share									0	936,078	6,000
Restricted Stock [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Stock Issued During Period, Value, Restricted Stock Award, Net of Forfeitures									$ 0	$ 17,400	$ 6,000
OP Units [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Antidilutive securities excluded from computation of earnings per share									0	773,656	0
Class B Units [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Antidilutive securities excluded from computation of earnings per share									0	145,022	0

Quarterly Results (Unaudited) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended									12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011
Quarterly Results (Unaudited) [Abstract]
Revenues	$ 24,425	$ 14,064	$ 8,186	$ 3,296	$ 732	$ 8	$ 0	$ 0	$ 0	$ 49,971	$ 795
Net loss	$ (10,806)	$ (11,887)	$ (5,030)	$ (4,398)	$ (1,530)	$ (496)	$ (82)	$ (16)	$ 0	$ (32,121)	$ (2,124)
Basic and diluted weighted average common shares outstanding	176,337,952	134,186,453	63,852,013	17,299,553	6,270,579	685,340	20,000	20,000	20,000	98,277,041	1,763,190
Basic and diluted net loss per share attributable to stockholders	$ (0.06)	$ (0.09)	$ (0.08)	$ (0.25)	$ (0.24)	$ (0.72)	$ (4.1)	$ (0.8)		$ (0.33)	$ (1.2)

Subsequent Events (Details) (USD $) In Millions, unless otherwise specified	2 Months Ended
Feb. 28, 2013
Subsequent Event [Line Items]
Proceeds from Sale, Maturity and Collection of Investments	$ 44.2

Subsequent Events (Acquisition of property) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012 Total Portfolio, As of Document End Date [Member] sqft	Feb. 28, 2013 Acquisitions During Subsequent Events Period [Member] Subsequent Event [Member] property sqft	Feb. 28, 2013 Total Portfolio, End of Subsequent Events Period [Member] Subsequent Event [Member] sqft property	Dec. 31, 2012 Total Portfolio, As of Document End Date [Member] property sqft
Subsequent Event [Line Items]
Real Estate Investment, Aggregate Purchase Price	$ 1,529,811	$ 151,232	$ 1,681,043
Properties in Portfolio [Roll Forward]
Number of Properties in Portfolio, beginning of period		26	533	507
Number of Properties in Portfolio, end of period		26	533	507
Square Footage of Portfolio [Roll Forward]
Area of properties, in square feet, end of period	13,000,000	808,268	13,817,629	13,009,361